UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Global Asset Allocation Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (56.7%)(a)
			Shares	Value

Basic materials (2.1%)

Aceto Corp.			467	$11,003

Akzo Nobel NV (Netherlands)			656	44,577

Amcor, Ltd. (Australia)			5,052	55,572

American Vanguard Corp.			1,911	30,156

Andersons, Inc. (The)			437	13,726

Asahi Kasei Corp. (Japan)			2,000	13,522

Austevoll Seafood ASA (Norway)			978	8,013

Axalta Coating Systems, Ltd.(NON)			5,600	163,520

BASF SE (Germany)			2,111	159,176

Beacon Roofing Supply, Inc.(NON)			800	32,808

BHP Billiton, Ltd. (Australia)			1,617	20,898

Cabot Corp.			1,213	58,624

Cambrex Corp.(NON)			654	28,776

Chicago Bridge & Iron Co. NV			635	23,235

CIMIC Group, Ltd. (Australia)			880	23,448

Compagnie De Saint-Gobain (France)			227	9,973

Continental Building Products, Inc.(NON)			1,722	31,960

CRH PLC (Ireland)			322	9,073

Dominion Diamond Corp. (Canada)			710	7,874

Domtar Corp.			566	22,923

Dow Chemical Co. (The)			501	25,481

Ems-Chemie Holding AG (Switzerland)			105	54,330

Evonik Industries AG (Germany)			1,167	34,985

Fortescue Metals Group, Ltd. (Australia)			17,094	33,414

Glencore PLC (United Kingdom)			21,953	49,410

Golden Agri-Resources, Ltd. (Singapore)			39,700	12,076

Graphic Packaging Holding Co.			10,500	134,925

Hitachi Chemical Co., Ltd. (Japan)			700	12,595

Incitec Pivot, Ltd. (Australia)			19,294	47,180

Innophos Holdings, Inc.			391	12,086

Innospec, Inc.			525	22,764

KapStone Paper and Packaging Corp.			1,194	16,537

Kraton Performance Polymers, Inc.(NON)			495	8,564

Kuraray Co., Ltd. (Japan)			2,000	24,452

LafargeHolcim, Ltd. (Switzerland)			356	16,728

LSB Industries, Inc.(NON)			759	9,677

LyondellBasell Industries NV Class A			11,000	941,380

Minerals Technologies, Inc.			530	30,131

Mitsubishi Chemical Holdings Corp. (Japan)			2,700	14,094

Mitsubishi Gas Chemical Co., Inc. (Japan)			3,000	16,154

Mitsubishi Materials Corp. (Japan)			13,000	36,732

Mondi PLC (South Africa)			1,054	20,122

Newcrest Mining, Ltd. (Australia)(NON)			1,579	20,528

Nippon Paint Holdings Co., Ltd. (Japan)			500	11,093

Nippon Steel & Sumitomo Metal Corp. (Japan)			1,000	19,210

Nitto Denko Corp. (Japan)			400	22,238

Orion Engineered Carbons SA (Luxembourg)			1,154	16,294

Patrick Industries, Inc.(NON)			875	39,716

Reliance Steel & Aluminum Co.			1,600	110,704

Rio Tinto PLC (United Kingdom)			184	5,192

Royal Boskalis Westminster NV (Netherlands)			720	28,213

Salmar ASA (Norway)			1,169	28,573

Sealed Air Corp.			6,500	312,065

Smurfit Kappa Group PLC (Ireland)			671	17,286

Stora Enso OYJ Class R (Finland)			2,557	22,798

Sumitomo Metal Mining Co., Ltd. (Japan)			2,000	19,859

ThyssenKrupp AG (Germany)			1,168	24,269

Trex Co., Inc.(NON)			191	9,155

U.S. Concrete, Inc.(NON)			483	28,777

UPM-Kymmene OYJ (Finland)			3,327	60,008

voestalpine AG (Austria)			679	22,632

Yara International ASA (Norway)			582	21,841

				3,183,125
Capital goods (3.8%)

ABB, Ltd. (Switzerland)			571	11,123

ACS Actividades de Construccion y Servicios SA (Spain)			1,278	37,929

Airbus Group SE (France)			1,011	67,086

Allegion PLC (Ireland)			2,000	127,420

Allison Transmission Holdings, Inc.			12,200	329,156

Altra Industrial Motion Corp.			778	21,613

American Axle & Manufacturing Holdings, Inc.(NON)			1,465	22,546

Argan, Inc.			925	32,523

AZZ, Inc.			306	17,320

B/E Aerospace, Inc.			3,300	152,196

BAE Systems PLC (United Kingdom)			3,162	23,045

Berry Plastics Group, Inc.(NON)			899	32,499

Boeing Co. (The)			9,200	1,167,848

BWX Technologies, Inc.			2,500	83,900

Carlisle Cos., Inc.			1,000	99,500

Chase Corp.			248	13,042

China Communications Construction Co., Ltd. (China)			5,000	5,975

Cooper-Standard Holding, Inc.(NON)			448	32,184

Crown Holdings, Inc.(NON)			10,400	515,736

Cubic Corp.			796	31,808

dorma + kaba Holding AG Class B (Switzerland)			45	28,748

Douglas Dynamics, Inc.			399	9,141

Dycom Industries, Inc.(NON)(S)			975	63,053

General Dynamics Corp.			1,200	157,644

Hitachi High-Technologies Corp. (Japan)			500	14,083

Hyster-Yale Materials Handling, Inc.			211	14,053

IDEX Corp.			1,100	91,168

JTEKT Corp (Japan)			1,300	16,864

Kadant, Inc.			594	26,825

KBR, Inc.			6,800	105,264

Kone OYJ Class B (Finland)			607	29,145

Leggett & Platt, Inc.			3,500	169,400

Littelfuse, Inc.			248	30,531

MasTec, Inc.(NON)			2,551	51,632

Matrix Service Co.(NON)			743	13,151

Miller Industries, Inc.			670	13,588

Mitsubishi Electric Corp. (Japan)			8,000	83,842

Mobileye NV (Israel)(NON)(S)			446	16,631

MSA Safety, Inc.			263	12,716

Nidec Corp. (Japan)			200	13,685

NN, Inc.			1,355	18,536

Northrop Grumman Corp.			200	39,580

Orbital ATK, Inc.			2,018	175,445

OSRAM Licht AG (Germany)			813	41,745

Owens-Illinois, Inc.(NON)			911	14,540

Raytheon Co.			2,500	306,575

Roper Technologies, Inc.			1,800	328,986

Schindler Holding AG (Switzerland)			226	41,530

Spirit AeroSystems Holdings, Inc. Class A(NON)			3,200	145,152

Standex International Corp.			304	23,654

Stoneridge, Inc.(NON)			1,485	21,622

Sumitomo Heavy Industries, Ltd. (Japan)			3,000	12,395

Sweco AB Class B (Sweden)			517	8,477

Tenneco, Inc.(NON)			301	15,505

Tetra Tech, Inc.			1,573	46,907

Thales SA (France)			159	13,925

Trinseo SA(NON)			1,847	67,988

Vinci SA (France)			2,398	178,069

Wabash National Corp.(NON)			2,719	35,891

Waste Connections, Inc.			4,700	303,573

				5,625,708
Communication services (2.4%)

BCE, Inc. (Canada)			247	11,257

BT Group PLC (United Kingdom)			13,539	85,273

CalAmp Corp.(NON)			1,480	26,536

Cellnex Telecom SAU 144A (Spain)			1,068	17,024

Cincinnati Bell, Inc.(NON)			9,145	35,391

Cogent Communications Holdings, Inc.			609	23,769

Com Hem Holding AB (Sweden)			4,275	39,392

Deutsche Telekom AG (Germany)			4,363	78,270

Eutelsat Communications SA (France)			991	31,959

Frontier Communications Corp.			4,320	24,149

IDT Corp. Class B			625	9,744

Inteliquent, Inc.			1,214	19,485

InterDigital, Inc./PA			467	25,989

Juniper Networks, Inc.			21,600	551,016

KDDI Corp. (Japan)			3,400	90,812

Liberty Global PLC Ser. C (United Kingdom)(NON)			316	11,869

NeuStar, Inc. Class A(NON)			648	15,941

Nippon Telegraph & Telephone Corp. (Japan)			2,800	120,613

NTT DoCoMo, Inc. (Japan)			3,200	72,575

Numericable SFR SA (France)			700	29,368

Orange SA (France)			5,127	89,584

Quebecor, Inc. Class B (Canada)			720	18,904

ShoreTel, Inc.(NON)			1,644	12,231

Sky PLC (United Kingdom)			7,547	110,599

Spark New Zealand, Ltd. (New Zealand)			5,716	14,421

Spok Holdings, Inc.			787	13,780

Telecom Italia SpA RSP (Italy)			44,812	39,014

Telenor ASA (Norway)			2,207	35,644

Telstra Corp., Ltd. (Australia)			14,474	59,137

Ubiquiti Networks, Inc.(NON)			297	9,881

Verizon Communications, Inc.			31,621	1,710,064

Vocus Communications, Ltd. (Australia)			3,479	22,215

Vodafone Group PLC (United Kingdom)			26,772	85,333

				3,541,239
Conglomerates (0.1%)

Mitsubishi Corp. (Japan)			900	15,242

Orkla ASA (Norway)			2,479	22,430

Siemens AG (Germany)			1,217	128,992

Tyco International PLC			521	19,126

				185,790
Consumer cyclicals (9.1%)

Accor SA (France)			186	7,873

Adecco SA (Switzerland)			1,033	67,017

Amazon.com, Inc.(NON)			1,128	669,626

Aristocrat Leisure, Ltd. (Australia)			4,636	36,603

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			506	5,529

Basso Industry Corp. (Taiwan)			5,000	10,673

Big Lots, Inc.			458	20,743

Boral, Ltd. (Australia)			5,581	26,439

Brunswick Corp.			516	24,758

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)			803	27,583

Caleres, Inc.			956	27,045

Carter's, Inc.			3,500	368,830

CEB, Inc.			189	12,234

Cedar Fair LP			469	27,882

Children's Place, Inc. (The)			344	28,714

Cie Generale des Etablissements Michelin (France)			520	53,086

Clorox Co. (The)			3,000	378,180

Coach, Inc.			635	25,457

Compass Group PLC (United Kingdom)			3,152	55,402

Continental AG (Germany)			223	50,751

Cooper Tire & Rubber Co.			934	34,577

Criteo SA ADR (France)(NON)			341	14,124

Ctrip.com International, Ltd. ADR (China)(NON)			225	9,959

Dai Nippon Printing Co., Ltd. (Japan)			12,000	106,624

Daimler AG (Registered Shares) (Germany)			219	16,790

Dalata Hotel Group PLC (Ireland)(NON)			5,284	26,772

Deluxe Corp.			943	58,928

Diamond Resorts International, Inc.(NON)			629	15,285

Dillards, Inc. Class A			282	23,945

Discovery Communications, Inc. Class A(NON)			31,665	906,569

DSW, Inc. Class A			754	20,841

Ennis, Inc.			814	15,914

Entravision Communications Corp. Class A			3,141	23,369

Ethan Allen Interiors, Inc.			1,362	43,339

Express, Inc.(NON)			1,625	34,791

Fiat Chrysler Automobiles NV (Italy)			9,111	73,089

Flight Centre Travel Group, Ltd. (Australia)			1,280	42,417

Fuji Heavy Industries, Ltd. (Japan)			3,100	109,490

G&K Services, Inc. Class A			369	27,029

G-III Apparel Group, Ltd.(NON)			856	41,850

Global Mediacom Tbk PT (Indonesia)			161,100	14,640

Global Payments, Inc.			6,600	430,980

GNC Holdings, Inc. Class A			628	19,939

Goodyear Tire & Rubber Co. (The)			447	14,742

Gray Television, Inc.(NON)			2,436	28,550

Hino Motors, Ltd. (Japan)			1,300	14,057

Home Depot, Inc. (The)			11,300	1,507,759

ICF International, Inc.(NON)			1,112	38,219

Industria de Diseno Textil SA (Inditex) (Spain)			1,665	55,861

Industrivarden AB Class A (Sweden)			4,100	76,395

ITV PLC (United Kingdom)			37,744	130,267

KAR Auction Services, Inc.			4,800	183,072

Kia Motors Corp. (South Korea)			647	27,326

Kingfisher PLC (United Kingdom)			21,235	114,605

Lagardere SCA (France)			2,623	69,570

Landauer, Inc.			715	23,645

Lear Corp.			3,400	377,978

Liberty Interactive Corp. Class A(NON)			8,600	217,150

Liberty Media Corp. Class A(NON)			3,600	139,068

Lions Gate Entertainment Corp.			1,346	29,410

Live Nation Entertainment, Inc.(NON)			511	11,400

LIXIL Group Corp. (Japan)			400	8,157

Lowe's Cos., Inc.			15,500	1,174,125

Luxottica Group SpA (Italy)			462	25,496

Malibu Boats, Inc. Class A(NON)			625	10,250

Marcus Corp. (The)			802	15,198

Marks & Spencer Group PLC (United Kingdom)			10,621	61,744

Marriott Vacations Worldwide Corp.			337	22,748

Masco Corp.			14,600	459,170

Mazda Motor Corp. (Japan)			3,400	52,762

MCBC Holdings, Inc.(NON)			1,077	15,164

Mediaset SpA (Italy)			3,080	12,672

MGM China Holdings, Ltd. (Hong Kong)			8,800	13,454

MSG Networks, Inc. Class A(NON)			2,400	41,496

National CineMedia, Inc.			1,727	26,268

News Corp. Class A			10,500	134,085

Nexstar Broadcasting Group, Inc. Class A			319	14,122

Next PLC (United Kingdom)			159	12,293

NIKE, Inc. Class B			7,900	485,613

Nintendo Co., Ltd. (Japan)			300	42,650

Nippon Television Holdings, Inc. (Japan)			1,200	19,800

Nissan Motor Co., Ltd. (Japan)			2,600	24,061

Oxford Industries, Inc.			290	19,497

Panasonic Corp. (Japan)			1,500	13,774

Penn National Gaming, Inc.(NON)			2,275	37,970

Peugeot SA (France)(NON)			379	6,485

PGT, Inc.(NON)			3,609	35,513

Pitney Bowes, Inc.			845	18,201

ProSiebenSat.1 Media SE (Germany)			446	22,921

Quanta Services, Inc.(NON)			9,600	216,576

RE/MAX Holdings, Inc. Class A			1,034	35,466

Regal Entertainment Group Class A(S)			1,699	35,917

Renault SA (France)			187	18,556

Scotts Miracle-Gro Co. (The) Class A			1,000	72,770

Securitas AB Class B (Sweden)			3,742	61,938

ServiceMaster Global Holdings, Inc.(NON)			3,500	131,880

Shimamura Co., Ltd. (Japan)			200	24,968

Sinclair Broadcast Group, Inc. Class A			693	21,310

Sirius XM Holdings, Inc.(NON)			93,000	367,350

Six Flags Entertainment Corp.			2,700	149,823

SJM Holdings, Ltd. (Hong Kong)			23,000	16,426

Smith & Wesson Holding Corp.(NON)			2,000	53,240

Sohgo Security Services Co., Ltd. (Japan)			500	27,100

Steven Madden, Ltd.(NON)			626	23,187

Stroeer SE & Co. KGaA (Germany)			195	12,251

Suzuki Motor Corp. (Japan)			400	10,702

TABCORP Holdings, Ltd. (Australia)			3,549	11,644

Tata Motors, Ltd. (India)(NON)			3,923	22,902

Taylor Wimpey PLC (United Kingdom)			13,058	35,546

Thor Industries, Inc.			700	44,639

Toppan Printing Co., Ltd. (Japan)			6,000	50,327

Toyota Motor Corp. (Japan)			200	10,577

TUI AG (Germany)			1,651	25,485

Valeo SA (France)			322	50,067

Viacom, Inc. Class B			6,000	247,680

Vista Outdoor, Inc.(NON)			233	12,095

Visteon Corp.			2,434	193,722

Volkswagen AG (Preference) (Germany)			132	16,789

Wal-Mart Stores, Inc.			19,000	1,301,310

Welspun India, Ltd. (India)			4,717	7,048

Wolters Kluwer NV (Netherlands)			1,296	51,631

Wolverine World Wide, Inc.			913	16,817

World Fuel Services Corp.			1,300	63,154

WPP PLC (United Kingdom)			3,587	83,590

Yamaha Motor Co., Ltd. (Japan)			2,400	39,920

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			3,500	12,024

Zee Entertainment Enterprises, Ltd. (India)			3,018	17,635

				13,514,511
Consumer staples (5.3%)

Altria Group, Inc.			5,600	350,896

Anheuser-Busch InBev SA/NV (Belgium)			718	89,507

Ashtead Group PLC (United Kingdom)			3,381	41,683

Associated British Foods PLC (United Kingdom)			913	43,755

Avon Products, Inc.			1,291	6,210

Barry Callebaut AG (Switzerland)			29	31,454

Bright Horizons Family Solutions, Inc.(NON)			329	21,313

Brinker International, Inc.			599	27,524

British American Tobacco PLC (United Kingdom)			977	57,216

Bunge, Ltd.			5,700	323,019

Cal-Maine Foods, Inc.(S)			480	24,917

Campbell Soup Co.			5,900	376,361

Cheesecake Factory, Inc. (The)			340	18,051

Coca-Cola Amatil, Ltd. (Australia)			16,787	113,754

Coca-Cola Enterprises, Inc.			7,300	370,402

ConAgra Foods, Inc.			10,800	481,896

Coty, Inc. Class A			1,401	38,990

Delivery Hero Holding GmbH (acquired 06/12/15, cost $15,404) (Private) (Germany)(F)(RES)(NON)			2	10,990

Dr. Pepper Snapple Group, Inc.			8,700	777,954

Edgewell Personal Care Co.			800	64,424

Energizer Holdings, Inc.			1,900	76,969

Estee Lauder Cos., Inc. (The) Class A			4,400	414,964

Geo Group, Inc. (The)(R)			2,455	85,115

Grand Canyon Education, Inc.(NON)			748	31,970

Heineken Holding NV (Netherlands)			210	16,339

Heineken NV (Netherlands)			528	47,812

Henkel AG & Co. KGaA (Preference) (Germany)			418	46,066

Imperial Brands PLC			2,897	160,379

ITOCHU Corp. (Japan)			3,600	44,334

ITT Educational Services, Inc.(NON)			444	1,372

J Sainsbury PLC (United Kingdom)			10,653	42,179

Japan Tobacco, Inc. (Japan)			1,400	58,341

Jardine Cycle & Carriage, Ltd. (Singapore)			500	14,850

John B. Sanfilippo & Son, Inc.			833	57,552

Kao Corp. (Japan)			1,900	101,343

Kerry Group PLC Class A (Ireland)			813	75,721

Kforce, Inc.			1,183	23,163

Koninklijke Ahold NV (Netherlands)			5,324	119,515

Korn/Ferry International			634	17,936

Kroger Co. (The)			11,200	428,400

Kwality, Ltd. (India)(NON)			4,367	7,448

Liberty Ventures Ser. A(NON)			3,100	121,272

METRO AG (Germany)			759	23,482

Molson Coors Brewing Co. Class B			133	12,792

Monster Worldwide, Inc.(NON)			3,004	9,793

Nestle SA (Switzerland)			1,745	130,305

Nomad Foods, Ltd. (United Kingdom)(NON)			2,747	24,750

Nutraceutical International Corp.(NON)			441	10,738

Omega Protein Corp.(NON)			487	8,250

On Assignment, Inc.(NON)			561	20,712

Papa John's International, Inc.			289	15,661

Paylocity Holding Corp.(NON)			242	7,923

PepsiCo, Inc.			9,600	983,808

Philip Morris International, Inc.			245	24,037

Pinnacle Foods, Inc.			484	21,625

Reckitt Benckiser Group PLC (United Kingdom)			555	53,594

SABMiller PLC (United Kingdom)			421	25,728

Sanderson Farms, Inc.(S)			437	39,409

Seven & i Holdings Co., Ltd. (Japan)			200	8,516

Shiseido Co., Ltd. (Japan)			500	11,160

Shutterfly, Inc.(NON)			139	6,445

SpartanNash Co.			955	28,946

Starbucks Corp.			12,400	740,280

Svenska Cellulosa AB SCA Class B (Sweden)			647	20,127

Swedish Match AB (Sweden)			1,899	64,302

Team Health Holdings, Inc.(NON)			195	8,153

TrueBlue, Inc.(NON)			538	14,069

Uni-President Enterprises Corp. (Taiwan)			11,000	19,311

Unilever NV ADR (Netherlands)			1,640	73,251

Unilever PLC (United Kingdom)			949	42,852

Vector Group, Ltd.			1,488	33,986

Vina Concha y Toro SA ADR (Chile)			290	10,034

WH Group, Ltd. 144A (Hong Kong)(NON)			80,496	58,317

Wolseley PLC (United Kingdom)			356	20,046

Woolworths, Ltd. (Australia)			1,355	22,955

X5 Retail Group NV GDR (Russia)(NON)			686	14,478

				7,873,191
Energy (3.2%)

BP PLC (United Kingdom)			14,171	71,000

California Resources Corp.			1,592	1,639

Callon Petroleum Co.(NON)			2,227	19,709

Caltex Australia, Ltd. (Australia)			1,098	28,634

CVR Energy, Inc.(S)			1,800	46,980

Diamondback Energy, Inc.(NON)			131	10,111

EnCana Corp. (Canada)			1,138	6,940

Exxon Mobil Corp.			1,404	117,360

Gulfport Energy Corp.(NON)			406	11,506

Halliburton Co.			12,600	450,072

HollyFrontier Corp.			4,400	155,408

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			2,494	25

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			2,494	25

Northern Oil and Gas, Inc.(NON)			2,414	9,632

Occidental Petroleum Corp.			16,700	1,142,781

OMV AG (Austria)			3,514	98,816

Pioneer Natural Resources Co.			103	14,496

Questar Corp.			2,500	62,000

Repsol YPF SA (Spain)			1,030	11,592

Royal Dutch Shell PLC Class A (United Kingdom)			4,649	112,154

Royal Dutch Shell PLC Class A (United Kingdom)			1,956	47,370

Royal Dutch Shell PLC Class B (United Kingdom)			3,451	84,051

Schlumberger, Ltd.			18,000	1,327,500

Statoil ASA (Norway)			5,251	82,266

Suncor Energy, Inc. (Canada)			1,852	51,578

SunEdison Semiconductor, Ltd.(NON)			780	5,054

Tesoro Corp.			1,800	154,818

Total SA (France)			2,914	132,536

Valero Energy Corp.			6,000	384,840

Vestas Wind Systems A/S (Denmark)			1,353	95,076

Whiting Petroleum Corp.(NON)			286	2,282

Woodside Petroleum, Ltd. (Australia)			2,042	40,635

				4,778,886
Financials (10.3%)

3i Group PLC (United Kingdom)			16,850	109,882

Access National Corp.			529	10,490

Admiral Group PLC (United Kingdom)			838	23,798

AG Mortgage Investment Trust, Inc.(R)			321	4,195

Ageas (Belgium)			436	17,299

Agree Realty Corp.(R)			534	20,543

AIA Group, Ltd. (Hong Kong)			11,800	66,854

Allianz SE (Germany)			1,044	169,715

Allied World Assurance Co. Holdings AG			2,706	94,548

Allstate Corp. (The)			8,900	599,593

American Capital Agency Corp.(R)			11,400	212,382

American Equity Investment Life Holding Co.			1,963	32,978

American Financial Group, Inc.			1,100	77,407

Ameriprise Financial, Inc.			3,500	329,035

Amtrust Financial Services, Inc.			1,415	36,620

Anicom Holdings, Inc. (Japan)(NON)			500	13,728

Annaly Capital Management, Inc.(R)			24,300	249,318

Apollo Commercial Real Estate Finance, Inc.(R)			808	13,170

Arbor Realty Trust, Inc.(R)			3,153	21,346

Arlington Asset Investment Corp. Class A			369	4,624

ARMOUR Residential REIT, Inc.(R)			213	4,586

Ashford Hospitality Trust, Inc.(R)			1,990	12,696

Aspen Insurance Holdings, Ltd.			1,200	57,240

AXA SA (France)			4,288	100,810

Banc of California, Inc.			657	11,498

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)			1,193	28,894

Banco Santander SA (Spain)			8,178	35,735

Bank Hapoalim BM (Israel)			6,998	36,292

Bank of Ireland (Ireland)(NON)			37,797	10,957

Bank of New York Mellon Corp. (The)			7,100	261,493

Bank of Queensland, Ltd. (Australia)			2,282	21,201

Barclays PLC (United Kingdom)			16,301	34,869

BNP Paribas SA/New York, NY (France)			2,774	139,098

BofI Holding, Inc.(NON)(S)			1,251	26,696

Brandywine Realty Trust(R)			1,175	16,485

Broadridge Financial Solutions, Inc.			1,400	83,034

Cardinal Financial Corp.			1,041	21,184

Cardtronics, Inc.(NON)			678	24,401

CBL & Associates Properties, Inc.(R)			711	8,461

CBRE Group, Inc. Class A(NON)			12,400	357,368

Challenger, Ltd. (Australia)			5,042	32,427

Chimera Investment Corp.(R)			6,700	91,053

Chubb, Ltd.			137	16,324

Citigroup, Inc.			31,000	1,294,250

Citizens & Northern Corp.			674	13,399

CNO Financial Group, Inc.			1,323	23,708

CNP Assurances (France)			3,358	52,238

Commonwealth Bank of Australia (Australia)			385	22,111

Communications Sales & Leasing, Inc.(R)			1,921	42,742

Community Healthcare Trust, Inc.(R)			852	15,753

CoreLogic, Inc.(NON)			1,800	62,460

Credit Suisse Group AG (Switzerland)			1,889	26,699

Customers Bancorp, Inc.(NON)			1,376	32,515

CYS Investments, Inc.(R)			1,013	8,246

Daiwa Securities Group, Inc. (Japan)			2,000	12,303

Danske Bank A/S (Denmark)			403	11,341

Delta Lloyd NV (Netherlands)(S)			1,674	7,771

Dexus Property Group (Australia)(R)			8,150	49,604

DNB ASA (Norway)			572	6,758

E*Trade Financial Corp.(NON)			12,300	301,227

East West Bancorp, Inc.			811	26,341

Employers Holdings, Inc.			1,663	46,797

Encore Capital Group, Inc.(NON)			443	11,403

EPR Properties(R)			303	20,186

Equity Lifestyle Properties, Inc.(R)			900	65,457

Essent Group, Ltd.(NON)			717	14,914

Eurazeo SA (France)			251	16,966

Euronext NV 144A (France)			260	10,770

Farmers Capital Bank Corp.(NON)			482	12,734

FCB Financial Holdings, Inc. Class A(NON)			1,011	33,626

Federal Agricultural Mortgage Corp. Class C			480	18,110

Federated National Holding Co.			1,596	31,377

Fidelity Southern Corp.			1,437	23,049

Financial Institutions, Inc.			695	20,204

First BanCorp. (Puerto Rico)(NON)			9,692	28,301

First Community Bancshares, Inc.			660	13,094

First Industrial Realty Trust(R)			640	14,554

FirstMerit Corp.			817	17,198

Flushing Financial Corp.			678	14,658

Foxtons Group PLC (United Kingdom)			6,481	15,138

Fukuoka Financial Group, Inc. (Japan)			5,000	16,305

General Growth Properties(R)			8,700	258,651

Genworth Financial, Inc. Class A(NON)			2,521	6,882

Grupo Financiero Banorte SAB de CV (Mexico)			5,992	33,957

Hang Lung Group, Ltd. (Hong Kong)			3,000	8,605

Hanmi Financial Corp.			1,370	30,167

HCI Group, Inc.(S)			706	23,510

Heartland Financial USA, Inc.			469	14,441

Heritage Insurance Holdings, Inc.			2,006	32,036

Hersha Hospitality Trust(R)			536	11,438

Hibernia REIT PLC (Ireland)(R)			31,393	46,367

Horizon Bancorp			515	12,731

HSBC Holdings PLC (United Kingdom)			25,261	156,525

ING Groep NV GDR (Netherlands)			4,394	52,912

Invesco Mortgage Capital, Inc.(R)			515	6,273

Investor AB Class B (Sweden)			3,522	124,566

Investors Real Estate Trust(R)			1,443	10,476

Japan Hotel REIT Investment Corp (Japan)(R)			56	49,310

Jones Lang LaSalle, Inc.			2,000	234,640

JPMorgan Chase & Co.			26,143	1,548,188

Kennedy-Wilson Holdings, Inc.			1,066	23,345

Kerry Properties, Ltd. (Hong Kong)			13,500	37,068

KKR & Co. LP			791	11,620

Lazard, Ltd. Class A			691	26,811

Lend Lease Group (Australia)			1,059	11,259

Lexington Realty Trust(R)(S)			2,791	24,003

Lincoln National Corp.			7,400	290,080

LTC Properties, Inc.(R)			749	33,885

Maiden Holdings, Ltd. (Bermuda)			1,147	14,842

MainSource Financial Group, Inc.			1,030	21,723

Medibank Private, Ltd. (Australia)			10,549	23,693

Meta Financial Group, Inc.			382	17,419

Metro Bank PLC (United Kingdom)(NON)(S)			986	26,623

MFA Financial, Inc.(R)			12,800	87,680

Mitsubishi UFJ Financial Group, Inc. (Japan)			21,200	98,234

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			15,300	67,157

Mitsui Fudosan Co., Ltd. (Japan)			1,000	24,950

Mizuho Financial Group, Inc. (Japan)			80,000	119,490

Morgan Stanley			24,400	610,244

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			684	139,107

National Health Investors, Inc.(R)			694	46,165

Natixis SA (France)			2,631	12,908

Nelnet, Inc. Class A			772	30,394

New World Development Co., Ltd. (Hong Kong)			55,000	52,395

NN Group NV (Netherlands)			1,356	44,240

Nomura Holdings, Inc. (Japan)			7,000	31,279

Nomura Real Estate Holdings, Inc. (Japan)			600	11,089

One Liberty Properties, Inc.(R)			699	15,665

Oppenheimer Holdings, Inc. Class A			693	10,936

Opus Bank			599	20,366

ORIX Corp. (Japan)			5,900	84,166

Pacific Premier Bancorp, Inc.(NON)			641	13,698

PacWest Bancorp			274	10,179

PennyMac Financial Services, Inc. Class A(NON)			822	9,667

Peoples Bancorp, Inc.			642	12,545

Permanent TSB Group Holdings PLC (Ireland)(NON)			9,238	28,450

Persimmon PLC (United Kingdom)			2,300	68,646

Popular, Inc. (Puerto Rico)			4,343	124,253

Post Properties, Inc.(R)			248	14,816

PRA Group, Inc.(NON)			389	11,433

Prudential Financial, Inc.			10,400	751,088

Prudential PLC (United Kingdom)			3,811	70,684

Ramco-Gershenson Properties Trust(R)			809	14,586

Realogy Holdings Corp.(NON)			5,900	213,049

Regions Financial Corp.			21,000	164,850

Regus PLC (United Kingdom)			6,285	28,466

Reinsurance Group of America, Inc.			1,000	96,250

Renasant Corp.			613	20,174

Republic Bancorp, Inc. Class A			419	10,823

Resona Holdings, Inc. (Japan)			20,600	73,508

SCOR SE (France)			423	15,004

Sekisui Chemical Co., Ltd. (Japan)			900	11,084

Select Income REIT(R)			524	12,078

Shinsei Bank, Ltd. (Japan)			5,000	6,531

Shriram Transport Finance Co., Ltd. (India)			1,098	15,804

Simon Property Group, Inc.(R)			700	145,383

Skandinaviska Enskilda Banken AB (Sweden)			981	9,313

Societe Generale SA (France)			2,028	74,603

Sovran Self Storage, Inc.(R)			95	11,205

St James's Place PLC (United Kingdom)			1,195	15,668

Starwood Property Trust, Inc.(R)			8,100	153,333

State Street Corp.			3,300	193,116

Sumitomo Mitsui Financial Group, Inc. (Japan)			4,300	130,362

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			13,000	38,072

Sumitomo Warehouse Co., Ltd. (The) (Japan)			4,000	20,365

Summit Hotel Properties, Inc.(R)			1,800	21,546

Sun Hung Kai Properties, Ltd. (Hong Kong)			1,000	12,227

Surya Semesta Internusa Tbk PT (Indonesia)			214,300	11,636

Swedbank AB Class A (Sweden)			477	10,219

Swiss Life Holding AG (Switzerland)			209	55,525

Swiss Re AG (Switzerland)			1,562	143,883

Synchrony Financial(NON)			25,200	722,232

Talmer Bancorp, Inc. Class A			1,104	19,971

Two Harbors Investment Corp.(R)			8,900	70,666

UBS Group AG (Switzerland)			1,534	24,570

UniCredit SpA (Italy)			2,581	9,298

United Community Banks, Inc.			678	12,523

United Insurance Holdings Corp.			2,341	44,971

Universal Health Realty Income Trust(R)			180	10,125

Virgin Money Holdings UK PLC (United Kingdom)			6,681	35,201

Voya Financial, Inc.			7,300	217,321

WageWorks, Inc.(NON)			257	13,007

Wells Fargo & Co.			8,985	434,515

Western Alliance Bancorp(NON)			687	22,932

Wharf Holdings, Ltd./The (Hong Kong)			2,000	10,932

Wheelock and Co., Ltd. (Hong Kong)			19,000	84,868

Woori Bank (South Korea)			1,446	11,961

Worldpay Group PLC (United Kingdom)(NON)			6,073	23,890

				15,338,250
Health care (7.4%)

AbbVie, Inc.			500	28,560

ACADIA Pharmaceuticals, Inc.(NON)			627	17,531

Accuray, Inc.(NON)			1,461	8,445

AIN Holdings, Inc. (Japan)			600	30,761

Akorn, Inc.(NON)			382	8,988

Allergan PLC(NON)			106	28,411

AMAG Pharmaceuticals, Inc.(NON)			2,348	54,943

AmerisourceBergen Corp.			9,900	856,845

Amgen, Inc.			8,000	1,199,440

AmSurg Corp.(NON)			490	36,554

Anacor Pharmaceuticals, Inc.(NON)			116	6,200

Anthem, Inc.			6,200	861,738

Applied Genetic Technologies Corp.(NON)			628	8,779

Aralez Pharmaceuticals, Inc. (Canada)(NON)(S)			3,723	13,217

Ardelyx, Inc.(NON)			1,267	9,845

ARIAD Pharmaceuticals, Inc.(NON)			1,279	8,173

Asaleo Care, Ltd. (Australia)			3,282	4,579

Astellas Pharma, Inc. (Japan)			8,400	111,694

AstraZeneca PLC (United Kingdom)			2,626	146,629

AtriCure, Inc.(NON)			623	10,485

Aurobindo Pharma, Ltd. (India)			1,435	16,142

Bayer AG (Germany)			140	16,453

Biospecifics Technologies Corp.(NON)			284	9,889

Bruker Corp.			2,500	70,000

C.R. Bard, Inc.			2,400	486,408

Cardinal Health, Inc.			4,900	401,555

Cardiome Pharma Corp. (Canada)(NON)			5,493	22,466

Catalent, Inc.(NON)			450	12,002

Celgene Corp.(NON)			140	14,013

Centene Corp.(NON)			553	34,026

Charles River Laboratories International, Inc.(NON)			2,339	177,624

Chemed Corp.			534	72,330

Clinigen Group PLC (United Kingdom)			1,968	16,501

Conmed Corp.			515	21,599

Depomed, Inc.(NON)			392	5,461

DexCom, Inc.(NON)			345	23,429

Dynavax Technologies Corp.(NON)			898	17,278

Eagle Pharmaceuticals, Inc.(NON)(S)			182	7,371

Emergent BioSolutions, Inc.(NON)			844	30,679

Entellus Medical, Inc.(NON)			370	6,730

FivePrime Therapeutics, Inc.(NON)			409	16,618

Gilead Sciences, Inc.			13,645	1,253,430

GlaxoSmithKline PLC (United Kingdom)			6,321	128,080

Globus Medical, Inc. Class A(NON)			641	15,224

Greatbatch, Inc.(NON)			987	35,177

Grifols SA (Spain)			649	14,409

Grifols SA ADR (Spain)			1,422	21,998

Halozyme Therapeutics, Inc.(NON)			653	6,184

HealthSouth Corp.			843	31,722

Hologic, Inc.(NON)			6,300	217,350

Hua Han Health Industry Holdings, Ltd. (China)(S)			98,000	10,612

ICU Medical, Inc.(NON)			574	59,753

Immune Design Corp.(NON)			409	5,317

Impax Laboratories, Inc.(NON)			181	5,796

INC Research Holdings, Inc. Class A(NON)			344	14,176

Incyte Corp.(NON)			5,200	376,844

Inotek Pharmaceuticals Corp.(NON)			618	4,573

Insulet Corp.(NON)			454	15,055

Insys Therapeutics, Inc.(NON)(S)			560	8,954

Ionis Pharmaceuticals, Inc.(NON)			157	6,359

Jazz Pharmaceuticals PLC(NON)			713	93,082

Kindred Healthcare, Inc.			852	10,522

Lannett Co., Inc.(NON)(S)			1,072	19,221

Ligand Pharmaceuticals, Inc.(NON)			125	13,386

McKesson Corp.			2,600	408,850

Medicines Co. (The)(NON)			199	6,322

Medipal Holdings Corp. (Japan)			5,000	79,168

Medivation, Inc.(NON)			229	10,041

Merck Finanz SARL (Germany)			432	36,020

Merrimack Pharmaceuticals, Inc.(NON)			1,519	12,714

MiMedx Group, Inc.(NON)			1,372	11,991

Molina Healthcare, Inc.(NON)			93	5,998

Myriad Genetics, Inc.(NON)			262	9,807

Neurocrine Biosciences, Inc.(NON)			616	24,363

Novartis AG (Switzerland)			2,472	178,566

Novavax, Inc.(NON)			738	3,808

Novo Nordisk A/S Class B (Denmark)			849	45,840

Nuvectra Corp.(NON)			329	1,780

Omega Healthcare Investors, Inc.(R)			1,091	38,512

OncoMed Pharmaceuticals, Inc.(NON)			311	3,144

Ophthotech Corp.(NON)			341	14,414

OraSure Technologies, Inc.(NON)			3,993	28,869

Pacira Pharmaceuticals, Inc.(NON)			328	17,377

Pfizer, Inc.			47,623	1,411,546

PharMerica Corp.(NON)			717	15,853

Portola Pharmaceuticals, Inc.(NON)			189	3,856

Prestige Brands Holdings, Inc.(NON)			407	21,730

Prothena Corp. PLC (Ireland)(NON)(S)			635	26,137

Providence Service Corp. (The)(NON)			490	25,024

RadNet, Inc.(NON)			1,933	9,336

Repligen Corp.(NON)			437	11,720

Roche Holding AG (Switzerland)			566	138,887

Rockwell Medical, Inc.(NON)			1,734	13,022

Sage Therapeutics, Inc.(NON)			157	5,033

Sanofi (France)			2,610	209,908

Select Medical Holdings Corp.(NON)			2,132	25,179

Shionogi & Co., Ltd. (Japan)			600	28,239

Shire PLC (United Kingdom)			1,217	69,720

Spectranetics Corp. (The)(NON)			653	9,482

STAAR Surgical Co.(NON)			1,094	8,085

STADA Arzneimittel AG (Germany)			424	16,758

STERIS PLC (United Kingdom)			189	13,428

Sucampo Pharmaceuticals, Inc. Class A(NON)			1,101	12,034

Supernus Pharmaceuticals, Inc.(NON)			900	13,725

Surgical Care Affiliates, Inc.(NON)			912	42,207

Suzuken Co., Ltd. (Japan)			1,700	57,777

TESARO, Inc.(NON)(S)			523	23,028

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			856	45,805

Tokai Pharmaceuticals, Inc.(NON)			378	2,121

TransEnterix, Inc.(NON)			2,961	12,584

Trevena, Inc.(NON)			836	6,914

Triple-S Management Corp. Class B (Puerto Rico)(NON)			584	14,518

uniQure NV (Netherlands)(NON)			403	4,788

WellCare Health Plans, Inc.(NON)			132	12,243

West Pharmaceutical Services, Inc.			675	46,791

Zeltiq Aesthetics, Inc.(NON)			675	18,333

Zoetis, Inc.			9,300	412,269

				11,023,279
Technology (9.6%)

A10 Networks, Inc.(NON)			1,439	8,519

Advanced Energy Industries, Inc.(NON)			1,598	55,594

Agilent Technologies, Inc.			9,900	394,515

Alibaba Group Holding, Ltd. ADR (China)(NON)			266	21,022

Alphabet, Inc. Class A(NON)			1,691	1,290,064

Amadeus IT Holding SA Class A (Spain)			933	39,876

Ambarella, Inc.(NON)			240	10,728

Amdocs, Ltd.			5,600	338,352

Apigee Corp.(NON)			1,218	10,122

Apple, Inc.			26,604	2,899,570

Aspen Technology, Inc.(NON)			396	14,307

AtoS SE (France)			684	55,587

AVG Technologies NV (Netherlands)(NON)			1,003	20,812

Blackbaud, Inc.			351	22,074

Brocade Communications Systems, Inc.			11,500	121,670

Brother Industries, Ltd. (Japan)			3,500	40,242

CACI International, Inc. Class A(NON)			167	17,819

Casetek Holdings, Ltd. (Taiwan)			6,000	32,625

Cavium, Inc.(NON)			300	18,348

CEVA, Inc.(NON)			1,051	23,648

Ciena Corp.(NON)			509	9,681

Cirrus Logic, Inc.(NON)			865	31,495

Cisco Systems, Inc.			7,400	210,678

CompuGroup Medical SE (Germany)			619	26,150

Computer Sciences Corp.			8,706	299,399

CSG Systems International, Inc.			953	43,037

CSRA, Inc.			1,100	29,590

Cypress Semiconductor Corp.(NON)(S)			3,853	33,367

DSP Group, Inc.(NON)			2,442	22,271

eBay, Inc.(NON)			37,100	885,206

EnerSys			784	43,684

Facebook, Inc. Class A(NON)			103	11,752

Fujitsu, Ltd. (Japan)			3,000	11,105

GenMark Diagnostics, Inc.(NON)			1,320	6,956

Gigamon, Inc.(NON)			234	7,259

GungHo Online Entertainment, Inc. (Japan)(S)			15,200	42,813

Hoya Corp. (Japan)			2,300	87,488

Iliad SA (France)			43	11,048

Imprivata, Inc.(NON)			1,236	15,611

inContact, Inc.(NON)			1,912	16,998

Infinera Corp.(NON)			625	10,038

Ingram Micro, Inc. Class A			3,000	107,730

Integrated Device Technology, Inc.(NON)			401	8,196

Intersil Corp. Class A			1,305	17,448

IntraLinks Holdings, Inc.(NON)			842	6,635

Intuit, Inc.			5,600	582,456

Ixia(NON)			1,682	20,958

Jabil Circuit, Inc.			1,040	20,041

Jenoptik AG (Germany)			991	15,834

L-3 Communications Holdings, Inc.			5,000	592,500

Lattice Semiconductor Corp.(NON)			5,696	32,353

Leidos Holdings, Inc.(S)			6,400	322,048

Lenovo Group, Ltd. (China)			12,000	9,343

Lexmark International, Inc. Class A			338	11,299

Manhattan Associates, Inc.(NON)			289	16,435

Maxim Integrated Products, Inc.			10,000	367,800

MAXIMUS, Inc.			255	13,423

Mellanox Technologies, Ltd. (Israel)(NON)			437	23,742

Mentor Graphics Corp.			1,746	35,496

Microsemi Corp.(NON)			433	16,588

Microsoft Corp.			42,411	2,342,360

Mixi, Inc. (Japan)			500	18,570

MKS Instruments, Inc.			739	27,823

MobileIron, Inc.(NON)			2,041	9,225

Monolithic Power Systems, Inc.			261	16,610

MTS Systems Corp.			174	10,588

Murata Manufacturing Co., Ltd. (Japan)			600	72,344

NCR Corp.(NON)			1,606	48,068

Netscout Systems, Inc.(NON)			150	3,446

Nexon Co., Ltd. (Japan)			1,700	28,987

Nokia OYJ (Finland)(NON)			6,922	40,924

Nuance Communications, Inc.(NON)			6,700	125,223

NVIDIA Corp.(S)			17,900	637,777

ON Semiconductor Corp.(NON)			2,995	28,722

Otsuka Corp. (Japan)			300	15,834

Perficient, Inc.(NON)			1,008	21,894

Plantronics, Inc.			567	22,221

Plexus Corp.(NON)			768	30,351

Power Integrations, Inc.			295	14,650

Proofpoint, Inc.(NON)			418	22,480

QAD, Inc. Class A			776	16,490

QLogic Corp.(NON)			3,519	47,295

RIB Software AG (Germany)(S)			1,437	14,866

Rovi Corp.(NON)			837	17,167

Samsung Electronics Co., Ltd. (South Korea)			43	49,332

Sanmina Corp.(NON)			729	17,044

Sartorius AG (Preference) (Germany)			66	16,814

Seiko Epson Corp. (Japan)			600	9,692

Semtech Corp.(NON)			435	9,566

Silicon Laboratories, Inc.(NON)			156	7,014

SK Hynix, Inc. (South Korea)			738	18,166

Skyworks Solutions, Inc.			252	19,631

Skyworth Digital Holdings, Ltd. (China)			28,668	17,739

SoftBank Corp. (Japan)			400	19,071

Synaptics, Inc.(NON)			226	18,021

Synchronoss Technologies, Inc.(NON)			267	8,635

SYNNEX Corp.			321	29,721

Tech Data Corp.(NON)			204	15,661

Tencent Holdings, Ltd. (China)			1,600	32,671

Teradyne, Inc.			11,300	243,967

Tessera Technologies, Inc.			929	28,799

Tyler Technologies, Inc.(NON)			146	18,777

Veeva Systems, Inc. Class A(NON)			588	14,724

VeriFone Systems, Inc.(NON)			472	13,329

Verint Systems, Inc.(NON)			375	12,518

Web.com Group, Inc.(NON)			1,717	34,031

Woodward, Inc.			860	44,737

Xerox Corp.			40,300	449,748

				14,294,768
Transportation (1.6%)

Aegean Marine Petroleum Network, Inc. (Greece)			2,510	19,001

Aena SA (Spain)(NON)			115	14,793

Allegiant Travel Co.			127	22,614

ANA Holdings, Inc. (Japan)			17,000	47,898

AP Moeller - Maersk A/S (Denmark)			57	74,375

Aurizon Holdings, Ltd. (Australia)			6,134	18,620

Central Japan Railway Co. (Japan)			500	88,431

Delta Air Lines, Inc.(S)			19,000	924,920

Deutsche Post AG (Germany)			1,529	42,465

DHT Holdings, Inc. (Bermuda)			1,595	9,187

easyJet PLC (United Kingdom)			477	10,374

International Consolidated Airlines Group SA (Spain)			5,826	46,340

International Consolidated Airlines Group SA (Spain)			3,177	25,144

Japan Airlines Co., Ltd. (Japan)			1,300	47,613

Matson, Inc.			273	10,966

Qantas Airways, Ltd. (Australia)			13,983	43,625

Royal Mail PLC (United Kingdom)			7,365	50,636

Ryanair Holdings PLC ADR (Ireland)			659	56,555

Scorpio Tankers, Inc.			2,198	12,814

United Parcel Service, Inc. Class B			7,000	738,290

Universal Truckload Services, Inc.			84	1,383

Wabtec Corp.			285	22,598

XPO Logistics, Inc.(NON)			362	11,113

Yangzijiang Shipbuilding Holdings, Ltd. (China)			115,900	84,269

				2,424,024
Utilities and power (1.8%)

AES Corp.			9,700	114,460

American Electric Power Co., Inc.			500	33,200

Centrica PLC (United Kingdom)			13,624	44,373

China Resources Power Holdings Co., Ltd. (China)			33	62

China Water Affairs Group, Ltd. (China)			26,000	10,692

E.ON SE (Germany)			4,978	47,776

Electric Power Development Co., Ltd. (Japan)			800	24,986

Endesa SA (Spain)			2,876	55,074

Enel SpA (Italy)			12,950	57,317

ENI SpA (Italy)			1,704	25,756

Entergy Corp.			11,700	927,576

Iberdrola SA (Spain)			19,710	131,166

Korea Electric Power Corp. (South Korea)			342	18,003

PPL Corp.			13,400	510,138

RWE AG (Germany)			3,846	49,735

SSE PLC (United Kingdom)			670	14,307

Talen Energy Corp.(NON)			1,702	15,318

Tokyo Electric Power Co., Inc. (Japan)(NON)			4,500	24,750

UGI Corp.			10,300	414,987

Vectren Corp.			900	45,504

Veolia Environnement SA (France)			2,289	55,092

				2,620,272

Total common stocks (cost $77,362,688)				$84,403,043

CORPORATE BONDS AND NOTES (17.9%)(a)
			Principal amount	Value

Basic materials (1.3%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$20,000	$19,700

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			40,000	38,649

Agrium, Inc. sr. unsec. unsub. notes 5 1/4s, 2045 (Canada)			20,000	19,750

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			15,000	12,525

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			127,000	141,923

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			10,000	9,300

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			102,000	110,334

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			20,000	21,200

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			20,000	22,850

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			20,000	19,800

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			30,000	30,225

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			20,000	21,300

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			6,000	5,548

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			8,000	7,527

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			5,000	4,000

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			15,000	12,225

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			25,000	24,250

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			7,000	6,528

E.I. du Pont de Nemours & Co. sr. unsec. notes 3 5/8s, 2021			95,000	100,961

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025			35,000	35,465

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			35,000	23,800

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023			25,000	27,125

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			94,000	78,067

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			64,000	50,200

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			42,000	37,380

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			23,000	24,409

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			15,000	15,750

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2024			10,000	10,275

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			25,000	17,875

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			20,000	19,800

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2022			5,000	4,850

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			20,000	17,800

Joseph T Ryerson & Son, Inc. company guaranty sr. sub. notes 9s, 2017			19,000	16,340

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2023			20,000	18,850

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			20,000	20,775

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			50,000	59,541

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			30,000	26,801

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			15,000	14,944

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			45,000	36,349

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			6,000	5,583

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			3,000	3,127

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			2,000	2,067

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			25,000	23,875

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			10,000	8,475

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			25,000	24,281

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			35,000	35,326

Novelis, Inc. company guaranty sr. unsec. notes 8 3/8s, 2017			5,000	5,085

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			45,000	47,283

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025			10,000	9,200

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018			17,000	15,895

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			130,000	129,164

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 9s, 2019 (Australia)			62,000	73,367

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			10,000	10,575

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020			9,000	10,170

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			14,000	14,788

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2024			5,000	5,188

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022			5,000	5,200

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			5,000	5,244

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			10,000	11,125

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			18,000	18,540

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			20,000	20,250

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			3,000	3,008

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			5,000	5,050

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			20,000	11,850

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023			15,000	14,644

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			3,000	3,135

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			10,000	10,400

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			10,000	9,175

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.2s, 2030			35,000	45,085

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95s, 2031			10,000	12,466

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			38,000	39,688

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			60,000	73,287

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			20,000	20,850

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			10,000	10,400

				1,927,837
Capital goods (0.8%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			43,000	43,856

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			17,000	18,615

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			10,000	9,613

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			15,000	14,888

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			10,000	10,263

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			10,000	10,050

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			10,000	9,550

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			10,000	10,300

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			10,000	10,075

Berry Plastics Corp. 144A company guaranty notes 6s, 2022			5,000	5,241

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			40,000	44,282

Bombardier, Inc. 144A sr. unsec. unsub. notes 4 3/4s, 2019 (Canada)			20,000	17,350

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			45,000	48,938

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			130,000	139,482

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026			10,000	10,675

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023			45,000	47,363

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			8,000	7,900

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			15,000	12,806

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			60,000	60,206

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			30,000	30,424

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			10,000	10,500

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			25,000	24,875

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			114,000	153,631

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9 1/2s, 2024			25,000	27,250

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			20,000	17,150

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			28,000	30,314

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			27,000	28,818

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			20,000	20,025

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			20,000	20,150

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			15,000	15,263

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			20,000	23,341

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			15,000	15,413

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			34,000	32,895

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8 3/4s, 2023			25,000	24,000

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			20,000	20,950

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024			13,000	12,899

United Technologies Corp. sr. unsec. unsub. notes 5 3/8s, 2017			107,000	114,709

				1,154,060
Communication services (1.7%)

American Tower Corp. sr. unsec. notes 4s, 2025(R)			100,000	103,163

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046			77,000	75,110

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			40,000	42,300

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			7,000	6,790

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			10,000	10,406

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023			7,000	7,105

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 5/8s, 2022			13,000	13,683

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			7,000	7,210

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			25,000	26,125

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045			17,000	18,916

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025			8,000	8,439

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026			20,000	20,700

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			14,000	13,615

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			4,000	4,052

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			15,000	13,950

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			10,000	9,325

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			55,000	57,383

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			64,000	89,873

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			17,000	22,850

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			59,000	63,646

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			7,000	7,473

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			15,000	16,066

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			8,000	7,130

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			26,000	26,650

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8 3/4s, 2030 (Netherlands)			73,000	109,443

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			15,000	13,763

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			4,000	3,520

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025			10,000	10,050

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022			5,000	5,125

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020			5,000	5,194

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			12,000	7,620

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)			7,000	3,745

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			5,000	1,488

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)			8,000	2,390

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			30,000	40,030

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			5,000	5,163

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			5,000	5,238

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			15,000	15,233

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			5,000	5,063

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			46,000	50,073

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			3,000	3,105

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			85,000	85,523

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028			85,000	62,050

Sprint Communications, Inc. sr. unsec. notes 7s, 2020			5,000	3,963

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			17,000	16,809

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			15,000	15,713

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			48,000	36,710

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			17,000	12,984

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			13,000	13,650

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			10,000	10,238

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			20,000	21,000

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			5,000	5,106

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			3,000	3,128

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			7,000	7,315

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			7,000	7,140

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			17,000	17,553

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			65,000	87,530

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	163,880

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			8,000	9,840

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			315,000	315,536

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			65,000	65,712

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			45,000	56,205

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			65,000	73,657

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			50,000	66,146

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			20,000	20,600

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			225,000	224,498

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			25,000	23,000

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			24,000	24,000

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			14,000	11,419

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			25,000	18,313

				2,437,421
Conglomerates (0.1%)

General Electric Capital Corp. company guaranty sr. unsec. notes 6 3/4s, 2032			59,000	80,264

General Electric Capital Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 5.4s, 2017			129,000	134,118

				214,382
Consumer cyclicals (2.4%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024			50,000	60,618

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			150,000	198,042

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			128,000	128,215

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			10,000	10,275

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			10,000	10,225

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			15,000	15,581

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			25,000	22,500

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			78,000	84,460

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044			60,000	50,744

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			35,000	28,525

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			14,000	5,985

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			10,000	10,650

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6 3/8s, 2026			5,000	5,188

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			33,000	31,515

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			10,000	8,838

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			24,000	25,740

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			5,000	5,263

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			57,000	76,865

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			14,000	14,490

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			13,000	13,471

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			3,000	3,071

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			5,000	5,213

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			4,000	4,034

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			20,000	18,300

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			29,000	28,855

Cumulus Media Holdings, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			4,000	1,520

Dana Holding Corp. sr. unsec. notes 6s, 2023			2,000	1,970

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023			75,000	75,695

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			5,000	5,300

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			5,000	5,231

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023			15,000	15,525

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019			20,000	20,750

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			90,000	100,366

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026			25,000	25,044

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			24,000	27,980

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			25,000	35,450

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			35,000	45,599

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			40,000	51,123

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8 1/8s, 2020			140,000	165,984

General Motors Co. sr. unsec. notes 5.2s, 2045			5,000	4,700

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046			30,000	34,103

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017			39,000	39,346

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			22,000	21,776

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			10,000	9,712

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022			95,000	93,278

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			10,000	5,900

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			17,000	17,680

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018			34,000	34,935

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			23,000	24,265

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	27,000	20,893

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			$40,000	53,367

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			31,000	34,788

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			44,000	47,542

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			30,000	29,550

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85s, 2026			55,000	57,390

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			15,000	14,706

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			20,000	14,800

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			7,000	7,210

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			10,000	10,275

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			25,000	24,250

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			15,000	12,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			30,000	27,600

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95s, 2064			65,000	58,832

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			13,000	14,593

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			7,000	7,613

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			14,000	14,735

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			15,000	15,642

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			20,000	20,800

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019			7,000	7,228

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			22,000	22,055

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2021			10,000	10,125

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			5,000	5,063

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			34,000	36,549

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			15,000	15,675

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			20,000	18,000

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			35,000	37,870

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			5,000	5,125

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			10,000	11,375

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			15,000	16,088

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			19,000	14,203

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			20,000	18,200

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			25,000	19,266

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021			10,000	8,600

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			15,000	15,563

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			23,000	27,957

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			25,000	25,938

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85s, 2023			20,000	20,875

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55s, 2026			20,000	20,577

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.6s, 2026			85,000	87,070

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			10,000	10,425

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			7,000	7,298

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			23,000	22,885

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			14,000	14,280

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			10,000	9,925

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025			46,000	47,182

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			20,000	22,650

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026			35,000	36,006

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			5,000	5,163

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			9,000	9,135

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			13,000	13,455

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			22,000	22,660

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			24,000	24,870

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			15,000	15,394

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			5,000	4,225

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			50,000	40,500

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			5,000	3,000

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			15,000	15,300

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			13,000	13,715

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			7,000	7,219

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			5,000	5,025

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			10,000	10,475

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			27,000	27,743

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025			10,000	10,625

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			3,000	3,159

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			10,000	10,675

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 3/8s, 2024			25,000	25,375

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			12,000	11,550

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			7,000	6,860

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			7,000	6,703

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			10,000	10,425

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			3,000	3,132

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			15,000	15,450

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			55,000	51,456

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			5,000	4,794

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			10,000	9,770

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			4,000	3,950

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5 1/8s, 2025			15,000	14,813

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			20,000	20,400

Viacom, Inc. sr. unsec. unsub. notes 4 1/2s, 2021			70,000	75,450

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			10,000	10,275

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			67,000	93,366

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			10,000	11,942

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			30,000	31,529

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			10,000	11,000

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5 5/8s, 2021			35,000	38,306

				3,529,418
Consumer staples (1.4%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			30,000	31,200

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			5,000	5,100

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,471

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4s, 2024			24,000	26,514

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			95,000	98,463

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.9s, 2046			122,000	136,343

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65s, 2026			48,000	50,477

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65s, 2021			80,000	82,207

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1 1/4s, 2018			47,000	47,184

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			80,000	120,993

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2 1/2s, 2022			60,000	60,501

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			17,000	16,490

BlueLine Rental Finance Corp. 144A notes 7s, 2019			23,000	21,189

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			4,000	4,646

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			65,000	62,954

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			20,000	17,150

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			24,000	27,250

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			4,000	4,095

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			20,000	20,400

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			10,000	11,250

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			24,000	24,240

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			4,000	4,080

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			130,000	133,159

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022			40,000	44,885

CVS Pass-Through Trust sr. notes 6.036s, 2028			3,638	4,084

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			47,041	48,994

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			15,000	15,394

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			29,000	29,149

Diageo Investment Corp. company guaranty sr. unsec. notes 8s, 2022			40,000	51,565

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			28,000	17,920

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			50,000	63,774

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			60,000	67,530

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			23,000	24,044

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			10,000	9,960

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			5,000	4,980

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			7,000	7,175

Kellogg Co. sr. unsec. unsub. notes 3 1/4s, 2026			70,000	71,718

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039			15,000	19,163

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			70,000	87,251

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.9s, 2038			85,000	112,006

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			5,000	4,975

Landry's, Inc. 144A company guaranty sr. unsec. sub. notes 9 3/8s, 2020			32,000	33,600

McDonald's Corp. sr. unsec. unsub. notes 6.3s, 2037			51,000	64,395

McDonald's Corp. sr. unsec. unsub. notes 5.7s, 2039			59,000	69,376

Newell Rubbermaid, Inc. sr. unsec. unsub. notes 4.2s, 2026			45,000	47,072

PepsiCo, Inc. sr. unsec. unsub. notes 7.9s, 2018			58,000	67,557

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			10,000	10,038

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2024			5,000	5,213

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			12,000	12,180

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			23,000	23,633

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			20,000	21,200

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			5,000	3,700

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.3s, 2021			60,000	61,800

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			5,000	5,381

				2,118,068
Energy (1.2%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			10,000	9,986

Anadarko Petroleum Corp. sr. unsec. notes 5.95s, 2016			11,000	11,189

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95s, 2019			30,000	32,472

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55s, 2026			15,000	15,143

Antero Resources Corp. company guaranty sr. unsec. notes 5 5/8s, 2023			5,000	4,600

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			8,000	7,260

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			13,000	12,025

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			5,000	4,522

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			44,000	42,334

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			27,000	19,440

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			10,000	6,725

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			130,000	130,628

California Resources Corp. company guaranty sr. unsec. sub. notes 6s, 2024			9,000	2,025

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020			5,000	1,150

California Resources Corp. 144A company guaranty notes 8s, 2022			32,000	12,320

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			235,000	242,244

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			15,000	7,350

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			17,000	16,660

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			10,000	9,825

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05s, 2017			130,000	128,119

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5s, 2022			10,000	8,619

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			15,000	12,544

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			10,000	8,933

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			5,000	2,250

Devon Financing Co. LLC company guaranty sr. unsec. unsub. bonds 7 7/8s, 2031			10,000	9,806

Ecopetrol SA sr. unsec. unsub. bonds 4 1/8s, 2025 (Colombia)			25,000	21,313

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024			10,000	8,683

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			4,000	3,080

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			4,000	710

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			38,000	6,650

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			10,000	7,000

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			30,000	31,899

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			14,000	14,525

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			4,000	3,850

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			10,000	10,924

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021			24,000	4,500

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			20,000	17,000

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			18,000	810

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021 (In default)(NON)			10,000	1,150

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019 (In default)(NON)			6,000	660

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020 (In default)(NON)			15,000	2,063

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)			20,000	1

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			25,000	24,810

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			45,000	12,375

Motiva Enterprises, LLC 144A sr. unsec. notes 5 3/4s, 2020			55,000	57,355

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			35,000	34,038

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			10,000	9,100

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041			85,000	41,863

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			10,000	7,350

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			30,000	22,200

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			25,000	19,406

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			82,000	43,460

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			40,000	12,340

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5 5/8s, 2046 (Mexico)			25,000	21,010

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			80,000	74,160

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			80,000	78,420

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			10,000	9,315

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023			10,000	6,500

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			5,000	3,325

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020			7,000	7,341

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			43,000	108

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)			20,000	4,850

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			10,000	9,425

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			19,000	19,048

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022			5,000	225

Seventy Seven Operating, LLC company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			20,000	5,000

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			105,000	109,288

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			7,000	5,163

SM Energy Co. sr. unsec. sub. notes 5s, 2024			10,000	6,922

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			13,000	9,165

SM Energy Co. sr. unsec. unsub. notes 6 1/8s, 2022			10,000	7,290

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			40,000	43,896

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			4,000	440

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			5,000	938

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021			9,000	4,500

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			5,000	3,325

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5s, 2019			10,000	6,925

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024			45,000	34,200

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 7/8s, 2021			3,000	2,774

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 3/4s, 2031			1,000	828

Williams Partners LP sr. unsec. sub. notes 5.4s, 2044			15,000	11,175

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024			15,000	12,450

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			7,000	6,500

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			17,000	14,833

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			32,000	23,360

				1,719,983
Financials (5.1%)

Abbey National Treasury Services PLC/United Kingdom company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			140,000	140,120

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039			45,000	58,748

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022			10,000	9,956

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			15,000	14,063

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031			24,000	27,360

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			13,000	14,560

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			10,000	11,075

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			17,000	17,723

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			20,000	19,550

Ally Financial, Inc. unsec. sub. notes 8s, 2018			14,000	15,120

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			10,000	8,983

American Express Co. sr. unsec. notes 7s, 2018			83,000	91,041

American Express Co. sr. unsec. notes 6.15s, 2017			49,000	52,105

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			56,000	69,580

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)			85,000	86,488

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			46,000	45,195

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			5,000	5,161

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			128,000	128,527

Bank of America Corp. unsec. sub. notes 6.11s, 2037			195,000	224,453

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			128,000	129,414

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			105,000	106,051

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			130,000	129,910

Barclays Bank PLC 144A unsec. sub. notes 10.179s, 2021 (United Kingdom)			95,000	120,937

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			95,000	94,050

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			22,000	24,163

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043			29,000	30,531

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			140,000	140,253

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			40,000	40,495

Camden Property Trust sr. unsec. unsub. notes 4 7/8s, 2023(R)			65,000	71,748

Cantor Fitzgerald LP 144A unsec. bonds 7 7/8s, 2019			30,000	33,212

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			55,000	57,128

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			5,000	5,155

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			13,000	13,295

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019			7,000	6,983

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			10,000	10,050

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			14,000	14,525

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			13,000	13,449

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			17,000	17,202

CIT Group, Inc. 144A sr. unsec. notes 6 5/8s, 2018			24,000	25,230

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019			17,000	17,587

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			20,000	19,250

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity			9,000	8,640

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			30,000	30,675

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			10,000	10,200

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			116,000	118,076

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			13,000	12,285

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023			5,000	4,763

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			25,000	30,039

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			128,000	134,719

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			15,000	9,600

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			32,000	33,700

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			10,000	10,563

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			10,000	9,975

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)			65,000	66,516

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2025(R)			10,000	9,725

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			30,000	29,813

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			20,000	18,150

Five Corners Funding Trust 144A sr. unsec. bonds 4.419s, 2023			135,000	141,984

GE Capital International Funding Co. 144A company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)			202,000	219,451

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			65,000	20,638

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7 1/2s, 2019			170,000	195,531

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			130,000	131,672

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6 3/4s, 2037			24,000	28,537

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			35,000	39,195

HCP, Inc. sr. unsec. notes 4 1/4s, 2023(R)			70,000	70,275

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			30,000	29,144

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			5,000	4,808

HSBC Finance Corp. unsec. sub. notes 6.676s, 2021			146,000	167,464

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			5,000	4,600

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			20,000	19,700

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			30,000	29,175

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			17,000	16,133

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			200,000	218,404

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019			4,000	4,260

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			14,000	15,260

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.3s, perpetual maturity			49,000	49,123

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity			90,000	90,000

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			130,000	131,281

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044			30,000	29,390

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			55,000	59,950

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			25,000	27,250

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s, 2020 (Australia)			40,000	40,673

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			130,000	131,247

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			75,000	78,968

Morgan Stanley sr. unsec. unsub. bonds 4 3/4s, 2017			98,000	101,216

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2024(R)			10,000	10,525

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			45,000	47,025

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			10,000	10,363

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			30,000	28,725

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			15,000	13,313

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8 1/4s, 2031			45,000	62,038

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			30,000	31,200

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			30,000	25,350

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			10,000	7,850

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7s, 2033			90,000	101,573

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			15,000	15,015

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			10,000	9,963

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			105,000	105,116

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			8,000	7,820

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			14,000	12,355

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022			63,000	68,174

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			65,000	61,994

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			20,000	18,950

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038			30,000	32,888

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			71,000	72,065

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			25,000	24,000

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			25,000	26,685

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			130,000	131,977

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65s, 2026 (Canada)			45,000	45,772

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			125,000	120,174

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			115,000	118,356

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			21,000	21,031

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			10,000	10,049

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			10,000	10,007

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			10,000	10,566

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			118,000	118,219

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			10,000	9,811

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			7,000	6,720

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			5,000	4,775

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			115,000	145,854

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.634s, 2037			75,000	54,590

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			90,000	88,684

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			5,000	4,000

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026			40,000	52,399

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			10,000	9,938

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3s, 2021 (Jersey)			200,000	200,239

Vereit Operating Partnership LP company guaranty sr. unsec. notes 4.6s, 2024(R)			50,000	49,750

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			300,000	303,565

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			192,000	202,481

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			20,000	21,047

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			13,000	8,450

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023			10,000	9,950

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			10,000	10,675

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			128,000	129,460

Westpac Banking Corp. sr. unsec. unsub. notes 4 7/8s, 2019 (Australia)			80,000	88,333

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			30,000	30,513

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6 1/2s, 2037			5,000	4,906

				7,608,472
Health care (1.3%)

AbbVie, Inc. sr. unsec. notes 2.9s, 2022			80,000	81,150

AbbVie, Inc. sr. unsec. notes 1 3/4s, 2017			116,000	116,537

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			35,000	36,225

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			15,000	15,150

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)			53,000	55,740

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)			26,000	26,992

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037			38,000	49,688

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			15,000	13,238

Amgen, Inc. sr. unsec. notes 3.45s, 2020			125,000	133,075

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			130,000	131,479

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			36,000	47,618

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 2017 (United Kingdom)			130,000	138,678

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			20,000	20,200

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024			15,000	15,788

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021			20,000	20,850

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			3,000	3,038

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			18,000	16,245

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021			80,000	86,811

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			15,000	12,863

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			23,000	17,164

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			33,000	32,835

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			17,000	16,108

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			10,000	9,450

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			15,000	14,944

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026			15,000	15,375

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			52,000	57,070

HCA, Inc. company guaranty sr. sub. notes 5s, 2024			25,000	25,578

HCA, Inc. company guaranty sr. sub. notes 3 3/4s, 2019			10,000	10,175

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022			4,000	4,510

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			5,000	5,055

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			15,000	15,402

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			20,000	19,500

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			25,000	25,063

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7 7/8s, 2021			10,000	10,575

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			10,000	8,800

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			5,000	5,200

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			10,000	10,275

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)			75,000	71,438

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			45,000	45,832

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			14,000	14,630

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			33,000	34,898

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			10,000	9,975

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			7,000	7,035

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			9,000	9,023

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			24,000	25,620

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			3,000	3,075

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			20,000	21,300

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.134s, 2020			15,000	14,888

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			58,000	62,973

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			90,000	90,299

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			90,000	91,100

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020			3,000	2,520

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			3,000	2,490

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			15,000	11,550

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			15,000	11,756

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			5,000	3,931

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			10,000	8,150

				1,866,927
Technology (0.9%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			25,000	25,656

Apple, Inc. sr. unsec. notes 3.45s, 2024			40,000	42,602

Apple, Inc. sr. unsec. notes 2.1s, 2019			5,000	5,140

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			80,000	83,765

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			27,000	26,247

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			10,000	3,075

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			34,000	22,950

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15s, 2017			135,000	138,044

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			10,000	10,094

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			130,000	129,732

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			17,000	17,684

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5s, 2025			30,000	32,396

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			15,000	15,150

First Data Corp. 144A notes 5 3/4s, 2024			15,000	14,999

First Data Corp. 144A sr. notes 5 3/8s, 2023			15,000	15,375

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022			10,000	10,600

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			9,000	9,315

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			55,000	68,768

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			40,000	44,740

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			140,000	137,731

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			35,000	31,850

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			3,000	3,090

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			130,000	131,056

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			14,000	14,700

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			5,000	5,269

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018			11,000	11,935

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			25,000	21,625

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5 1/4s, 2023			35,000	28,613

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			25,000	30,266

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			85,000	93,189

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			35,000	41,582

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			80,000	81,401

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			20,000	19,650

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			13,000	5,850

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			21,000	21,682

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			15,000	16,275

				1,412,096
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			40,000	37,500

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			35,000	41,424

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			35,000	43,229

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			70,000	69,063

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			35,395	39,731

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			15,000	15,187

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			43,691	44,346

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			11,848	12,411

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			39,000	38,025

				340,916
Utilities and power (1.5%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			35,000	33,863

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			7,000	6,773

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			27,000	30,240

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5s, 2044			50,000	51,037

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			15,000	16,541

Beaver Valley II Funding Corp. sr. bonds 9s, 2017			1,000	1,060

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6 1/8s, 2036			39,000	48,283

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			35,000	33,600

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			4,000	4,195

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			3,000	3,158

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037			10,000	7,926

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			28,000	35,042

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			83,000	94,716

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			45,000	46,700

DPL, Inc. sr. unsec. sub. notes 6 1/2s, 2016			2,000	2,040

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			95,000	95,461

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			35,000	34,825

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			150,000	137,250

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s, perpetual maturity (France)			290,000	265,350

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			20,000	25,298

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			60,000	67,495

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			15,869	17,257

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020			13,000	12,513

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			30,000	27,034

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			25,000	23,721

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			80,000	74,217

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			10,000	4,650

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			5,000	2,300

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			32,000	16,000

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			49,000	51,008

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			4,000	2,920

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020			23,000	14,835

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			35,000	37,339

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044			12,000	10,507

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3 1/2s, 2021			80,000	76,953

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023			25,000	23,195

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7 3/4s, 2032			17,000	17,782

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			50,000	66,445

Nevada Power Co. mtge. notes 7 1/8s, 2019			40,000	46,387

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			25,000	29,333

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			60,000	59,775

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024			10,000	9,300

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			75,000	74,795

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			25,000	27,013

Oncor Electric Delivery Co., LLC sr. notes 3 3/4s, 2045			75,000	70,410

Pacific Gas & Electric Co. sr. unsec. bonds 6.05s, 2034			40,000	51,005

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016			76,000	77,314

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			60,000	64,673

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			25,000	31,500

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067			103,000	78,538

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			10,000	9,398

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			14,000	13,601

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			13,000	11,589

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			9,000	7,941

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			20,000	18,400

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			13,000	3,770

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)			30,000	20,325

Union Electric Co. sr. notes 6.4s, 2017			50,000	52,834

				2,277,430

Total corporate bonds and notes (cost $26,602,701)				$26,607,010

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.3%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037 to November 20, 2039			$571,123	$665,124
3 1/2s, TBA, April 1, 2046			4,000,000	4,228,750

				4,893,874
U.S. Government Agency Mortgage Obligations (8.6%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, April 1, 2046			2,000,000	2,280,938
4 1/2s, TBA, April 1, 2046			1,000,000	1,088,281
4s, TBA, April 1, 2046			4,000,000	4,274,688
3s, TBA, April 1, 2046			3,000,000	3,077,578
3s, TBA, April 1, 2031			2,000,000	2,089,375

				12,810,860

Total U.S. government and agency mortgage obligations (cost $17,590,611)				$17,704,734

MORTGAGE-BACKED SECURITIES (2.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.038s, 2037			$16,813	$27,733
IFB Ser. 3072, Class SM, 22.197s, 2035			21,609	33,519
IFB Ser. 3249, Class PS, 20.836s, 2036			18,261	27,908
IFB Ser. 3065, Class DC, 18.551s, 2035			42,702	63,081
IFB Ser. 2990, Class LB, 15.831s, 2034			32,026	41,470

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 22.979s, 2036			30,568	52,548
IFB Ser. 07-53, Class SP, 22.612s, 2037			27,515	42,928
IFB Ser. 05-75, Class GS, 18.951s, 2035			12,927	18,116
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.433s, 2025			18,500	18,397
Ser. 06-46, Class OC, PO, zero %, 2036			9,760	8,530

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5s, 2040			122,057	21,108
Ser. 13-14, IO, 3 1/2s, 2042			465,750	47,921
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			538,626	34,337
Ser. 15-H26, Class DI, IO, 1.992s, 2065			324,213	38,743

				476,339
Commercial mortgage-backed securities (1.7%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.316s, 2049			795,496	3,297

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.339s, 2051			1,770,903	8,313

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.393s, 2041			55,191	775
FRB Ser. 04-4, Class XC, IO, 0.082s, 2042			31,896	27

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.885s, 2050			77,000	78,492
FRB Ser. 04-PR3I, Class X1, IO, 0.274s, 2041			47,743	291

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.643s, 2038			1,164,220	16,183

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.34s, 2029			20,765	596

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.388s, 2049			810,658	5,010

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class AJ, 6.085s, 2049			39,000	38,818

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.553s, 2049			5,958,106	22,164

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			81,000	79,097
FRB Ser. 05-LP5, Class D, 4.675s, 2043			16,778	16,762
FRB Ser. 14-UBS6, Class C, 4.466s, 2047			61,000	58,472
Ser. 13-CR13, Class AM, 4.449s, 2023(F)			57,000	61,454
FRB Ser. 14-CR18, Class XA, IO, 1.28s, 2047			382,187	24,513
FRB Ser. 14-CR16, Class XA, IO, 1.243s, 2047			388,127	23,904
FRB Ser. 14-CR17, Class XA, IO, 1.185s, 2047			746,149	46,954
FRB Ser. 13-CR13, Class XA, IO, 1.141s, 2023			674,819	31,528
FRB Ser. 14-UBS6, Class XA, IO, 1.068s, 2047			1,004,762	61,983
FRB Ser. 14-LC17, Class XA, IO, 1.008s, 2047			1,061,376	52,803

COMM Mortgage Trust 144A FRB Ser. 06-C8, Class XS, IO, 0.54s, 2046(F)			4,762,988	12,236

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.049s, 2049			6,054,468	3,027

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 1.818s, 2033			17,890	—

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E, 5.087s, 2042			34,075	33,990

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 3.186s, 2032(F)			8,907	7,973

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.081s, 2045			415,135	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.475s, 2044			20,581	20,066

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.192s, 2049			6,939,843	17,397

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.572s, 2043			305,352	775

GS Mortgage Securities Trust 144A
FRB Ser. 06-GG8, Class X, IO, 0.574s, 2039			6,771,514	41,983
FRB Ser. 06-GG6, Class XC, IO, zero %, 2038			46,684	—

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.935s, 2045			107,000	52,997
FRB Ser. 05-LDP5, Class F, 5.529s, 2044			79,000	79,005
Ser. 06-LDP8, Class B, 5.52s, 2045			32,000	31,920
Ser. 06-LDP8, Class AJ, 5.48s, 2045			141,000	140,549
FRB Ser. 13-C10, Class C, 4.155s, 2047			83,000	79,315
FRB Ser. 13-LC11, Class C, 3.958s, 2046			35,000	32,487
FRB Ser. 06-LDP8, Class X, IO, 0.534s, 2045			969,970	1,312
FRB Ser. 07-LDPX, Class X, IO, 0.28s, 2049			3,255,465	15,583

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 05-CB12, Class X1, IO, 0.418s, 2037			251,609	1,131

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			11,578	11,834
Ser. 98-C4, Class H, 5.6s, 2035			22,275	22,687

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			17,211	17,208
Ser. 06-C1, Class AJ, 5.276s, 2041			45,844	45,713

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.674s, 2039			7,975,224	17,550
FRB Ser. 05-C7, Class XCL, IO, 0.34s, 2040			140,821	1,270
FRB Ser. 05-C5, Class XCL, IO, 0.317s, 2040			525,959	4,707
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			40,672	2

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.837s, 2050			12,771	12,760

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.405s, 2039			73,208	102
FRB Ser. 05-MCP1, Class XC, IO, 0.02s, 2043			113,014	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.322s, 2044			3,926	48
FRB Ser. 06-C4, Class X, IO, 5.48s, 2045			203,840	12,088

ML-CFC Commercial Mortgage Trust
FRB Ser. 06-2, Class AJ, 5.954s, 2046			27,000	27,131
FRB Ser. 06-2, Class AM, 5.954s, 2046			46,000	46,006

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.414s, 2046			112,000	119,680
FRB Ser. 14-C17, Class XA, IO, 1.268s, 2047			297,047	19,100
FRB Ser. 13-C12, Class XA, IO, 0.964s, 2046			774,630	30,737

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.071s, 2045			843,425	61,907

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.645s, 2042			25,000	24,668
Ser. 07-IQ14, Class A2, 5.61s, 2049			40,137	40,157
Ser. 07-HQ11, Class AJ, 5.508s, 2044			33,000	32,957

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.178s, 2049			34,000	33,701
FRB Ser. 11-C3, Class E, 5.178s, 2049			41,000	39,979

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			98,592	98,690

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049			50,000	51,925
FRB Ser. 12-C4, Class XA, IO, 1.807s, 2045			235,735	19,834

Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.301s, 2046			1,251,652	8,636

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.078s, 2045			974,443	234
FRB Ser. 05-C18, Class XC, IO, 0.014s, 2042			140,828	14

WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C7, Class C, 4.837s, 2045			53,000	53,901
Ser. 14-C19, Class C, 4.646s, 2047			46,000	44,928
Ser. 13-C12, Class AS, 3.56s, 2048			33,000	34,612

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.62s, 2044			32,000	32,470
FRB Ser. 11-C2, Class D, 5.602s, 2044			108,000	108,238
Ser. 11-C4, Class E, 5.265s, 2044			50,000	48,935
FRB Ser. 13-C17, Class D, 5 1/8s, 2046			38,000	34,523
FRB Ser. 13-C15, Class D, 4.48s, 2046			76,000	67,062
Ser. 14-C19, Class D, 4.234s, 2047			15,000	11,984
FRB Ser. 12-C9, Class XA, IO, 2.157s, 2045			371,604	32,865
FRB Ser. 12-C10, Class XA, IO, 1.736s, 2045			581,911	46,419
FRB Ser. 13-C12, Class XA, IO, 1.407s, 2048			594,014	38,111

				2,558,555
Residential mortgage-backed securities (non-agency) (0.5%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A3, 1.392s, 2046			100,000	63,733

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A1, 1.321s, 2035			63,883	49,190
FRB Ser. 06-OA7, Class 1A2, 1.291s, 2046			200,228	144,164
FRB Ser. 06-OC2, Class 2A3, 0.723s, 2036(F)			31,635	27,522
FRB Ser. 06-OA10, Class 4A1, 0.623s, 2046			221,658	149,619

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.133s, 2028			40,000	40,272
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 6.435s, 2028			20,000	20,684

Morgan Stanley Resecuritization Trust 144A FRB Ser. 15-R7, Class 2B, 2.735s, 2035			68,179	26,590

Nomura Resecuritization Trust 144A FRB Ser. 15-1R, Class 6A9, 0.62s, 2047			100,000	53,490

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 1.393s, 2045			85,546	74,536
FRB Ser. 05-AR13, Class A1C3, 0.923s, 2045			60,067	48,539

				698,339

Total mortgage-backed securities (cost $3,708,941)				$3,733,233

ASSET-BACKED SECURITIES (2.1%)(a)
			Principal amount	Value

Station Place Securitization Trust
FRB Ser. 16-1, Class A, 1.433s, 2017			$159,000	$159,000
FRB Ser. 14-3, Class A, 1.056s, 2016			1,765,000	1,765,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			1,193,000	1,193,000

Total asset-backed securities (cost $3,117,000)				$3,117,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. notes 8s, 2020 (Argentina)			$26,400	$28,512

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			63,092	63,723

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			113,565	135,994

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	805	202,978

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			$200,000	202,250

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			135,000	136,013

Total foreign government and agency bonds and notes (cost $908,191)				$769,470

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			$19,763	$13,142

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			143,527	131,642

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 3/4s, 2017			14,925	13,675

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			49,125	39,914

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			4,797	4,677

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			19,489	18,344

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			24,352	22,255

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.918s, 2017			101,971	28,637

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.918s, 2017			1,047	294

Total senior loans (cost $369,588)				$272,580

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			680	$16,667

HSBC USA, Inc. $0.88 pfd.			4,020	91,817

Total preferred stocks (cost $107,864)				$108,484

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Hercules Capital, Inc.			1,110	$13,331

Medley Capital Corp.			2,306	15,220

Solar Capital, Ltd.			937	16,191

Total investment companies (cost $55,136)				$44,742

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			1,280	$33,261

Total convertible preferred stocks (cost $23,395)				$33,261

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$10,000	$10,288

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018			11,000	15,455

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			4,000	2,385

Whiting Petroleum Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2020			1,000	582

Total convertible bonds and notes (cost $24,132)				$28,710

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	$0.00	2,900	$9,555

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	3,500	15,212

Total warrants (cost $24,208)				$24,767

SHORT-TERM INVESTMENTS (21.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)		Shares	2,161,595	$2,161,595

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	27,771,994	27,771,994

U.S. Treasury Bills 0.29%, June 9, 2016(SEGSF)(SEGCCS)			$366,000	365,872

U.S. Treasury Bills 0.30%, May 19, 2016(SEGSF)			19,000	18,997

U.S. Treasury Bills 0.31%, May 12, 2016(SEG)(SEGSF)(SEGCCS)			217,000	216,976

U.S. Treasury Bills 0.11%, April 21, 2016(SEGCCS)			23,000	22,999

U.S. Treasury Bills 0.07%, April 14, 2016(SEG)(SEGSF)(SEGCCS)			818,000	817,970

U.S. Treasury Bills 0.07%, April 7, 2016(SEG)(SEGSF)(SEGCCS)			143,000	142,997

Total short-term investments (cost $31,519,281)				$31,519,400

TOTAL INVESTMENTS

Total investments (cost $161,413,736)(b)				$168,366,434

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $31,933,618) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/20/16	$65,568	$67,505	$(1,937)
	British Pound	Buy	6/15/16	150,984	147,411	3,573
	Canadian Dollar	Sell	4/20/16	84,006	76,589	(7,417)
	Czech Koruna	Buy	6/15/16	151,406	149,977	1,429
	Czech Koruna	Sell	6/15/16	161,639	154,466	(7,173)
	Euro	Sell	6/15/16	2,796,596	2,676,782	(119,814)
	Hong Kong Dollar	Sell	5/18/16	146,496	145,579	(917)
	Japanese Yen	Sell	5/18/16	153,626	151,837	(1,789)
	Mexican Peso	Buy	4/20/16	308,410	303,194	5,216
	Mexican Peso	Sell	4/20/16	308,410	290,773	(17,637)
	New Zealand Dollar	Buy	4/20/16	159,255	156,981	2,274
	Norwegian Krone	Sell	6/15/16	128,477	122,783	(5,694)
	South Korean Won	Buy	5/18/16	10,010	13,125	(3,115)
	Swedish Krona	Buy	6/15/16	71,368	69,312	2,056
Barclays Bank PLC
	Australian Dollar	Buy	4/20/16	80,122	78,910	1,212
	Australian Dollar	Sell	4/20/16	80,122	74,562	(5,560)
	Canadian Dollar	Sell	4/20/16	35,651	33,883	(1,768)
	Euro	Buy	6/15/16	1,002,751	968,359	34,392
	Hong Kong Dollar	Buy	5/18/16	181,389	180,880	509
	Japanese Yen	Buy	5/18/16	285,538	265,945	19,593
	Mexican Peso	Buy	4/20/16	205,191	202,760	2,431
	Mexican Peso	Sell	4/20/16	205,191	199,948	(5,243)
	New Zealand Dollar	Buy	4/20/16	153,730	150,483	3,247
	Norwegian Krone	Sell	6/15/16	299,865	291,232	(8,633)
	Singapore Dollar	Buy	5/18/16	68,391	64,613	3,778
	Swedish Krona	Buy	6/15/16	308,715	296,574	12,141
	Swiss Franc	Sell	6/15/16	65,519	63,668	(1,851)
Citibank, N.A.
	Australian Dollar	Buy	4/20/16	60,206	57,981	2,225
	British Pound	Buy	6/15/16	2,272,655	2,251,004	21,651
	Canadian Dollar	Sell	4/20/16	633,015	596,751	(36,264)
	Danish Krone	Sell	6/15/16	159,630	154,329	(5,301)
	Euro	Sell	6/15/16	1,964,106	1,901,800	(62,306)
	Mexican Peso	Buy	4/20/16	206,647	204,226	2,421
	Mexican Peso	Sell	4/20/16	206,647	190,238	(16,409)
	New Zealand Dollar	Buy	4/20/16	239,366	232,750	6,616
	Singapore Dollar	Sell	5/18/16	8,530	5,790	(2,740)
	South African Rand	Buy	4/20/16	159,701	145,348	14,353
	South African Rand	Sell	4/20/16	159,701	147,227	(12,474)
	South Korean Won	Sell	5/18/16	1,155	2,391	1,236
Credit Suisse International
	Australian Dollar	Buy	4/20/16	291,229	261,646	29,583
	British Pound	Sell	6/15/16	29,737	29,116	(621)
	Canadian Dollar	Sell	4/20/16	89,166	83,341	(5,825)
	Euro	Sell	6/15/16	112,671	107,554	(5,117)
	Hong Kong Dollar	Sell	5/18/16	146,032	144,566	(1,466)
	Japanese Yen	Buy	5/18/16	281,021	270,765	10,256
	New Taiwan Dollar	Buy	5/18/16	5,580	8,275	(2,695)
	New Zealand Dollar	Buy	4/20/16	214,228	213,054	1,174
	Norwegian Krone	Sell	6/15/16	198,714	195,422	(3,292)
	Swiss Franc	Buy	6/15/16	444,340	431,935	12,405
Deutsche Bank AG
	Japanese Yen	Buy	5/18/16	145,333	146,167	(834)
	Japanese Yen	Sell	5/18/16	154,109	143,546	(10,563)
	New Zealand Dollar	Buy	4/20/16	158,633	148,465	10,168
Goldman Sachs International
	Australian Dollar	Buy	4/20/16	153,657	150,177	3,480
	Australian Dollar	Sell	4/20/16	153,657	151,316	(2,341)
	British Pound	Sell	6/15/16	151,558	152,888	1,330
	Canadian Dollar	Buy	4/20/16	147,994	161,457	(13,463)
	Euro	Sell	6/15/16	29,308	30,210	902
	Japanese Yen	Buy	5/18/16	295,124	294,679	445
	Japanese Yen	Sell	5/18/16	296,827	286,373	(10,454)
	New Zealand Dollar	Buy	4/20/16	292,060	271,463	20,597
	Singapore Dollar	Sell	5/18/16	7,789	7,354	(435)
	South African Rand	Buy	4/20/16	159,701	146,080	13,621
	South African Rand	Sell	4/20/16	159,701	147,163	(12,538)
	South Korean Won	Buy	5/18/16	157,250	150,615	6,635
	South Korean Won	Sell	5/18/16	157,797	149,481	(8,316)
	Swedish Krona	Buy	6/15/16	307,245	298,720	8,525
	Swedish Krona	Sell	6/15/16	306,332	289,964	(16,368)
HSBC Bank USA, National Association
	British Pound	Sell	6/15/16	1,641,426	1,607,215	(34,211)
	Canadian Dollar	Buy	4/20/16	155,617	144,140	11,477
	Euro	Buy	6/15/16	75,608	73,624	1,984
	Hong Kong Dollar	Sell	5/18/16	146,315	145,415	(900)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/20/16	65,492	77,519	(12,027)
	British Pound	Buy	6/15/16	150,984	147,411	3,573
	Canadian Dollar	Buy	4/20/16	652,188	621,031	31,157
	Canadian Dollar	Sell	4/20/16	652,188	612,207	(39,981)
	Euro	Sell	6/15/16	83,705	80,432	(3,273)
	Hong Kong Dollar	Sell	5/18/16	149,217	148,775	(442)
	Japanese Yen	Sell	5/18/16	127,888	125,707	(2,181)
	Mexican Peso	Buy	4/20/16	156,456	152,174	4,282
	Mexican Peso	Sell	4/20/16	156,456	153,962	(2,494)
	New Zealand Dollar	Buy	4/20/16	148,136	140,975	7,161
	Norwegian Krone	Sell	6/15/16	475,988	459,737	(16,251)
	Singapore Dollar	Sell	5/18/16	8,531	6,215	(2,316)
	South Korean Won	Sell	5/18/16	2,437	2,546	109
	Swedish Krona	Buy	6/15/16	53,758	52,464	1,294
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/20/16	214,018	219,827	(5,809)
	British Pound	Sell	6/15/16	147,967	150,772	2,805
	Canadian Dollar	Sell	4/20/16	191,730	178,496	(13,234)
	Euro	Sell	6/15/16	78,003	72,304	(5,699)
	Japanese Yen	Buy	5/18/16	153,683	143,172	10,511
	New Zealand Dollar	Buy	4/20/16	325,762	316,140	9,622
	Norwegian Krone	Sell	6/15/16	365,450	349,565	(15,885)
	Swedish Krona	Buy	6/15/16	313,988	313,066	922
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/16	144,542	134,854	9,688
	Canadian Dollar	Sell	4/20/16	286,901	265,497	(21,404)
	Euro	Sell	6/15/16	232,869	224,447	(8,422)
	New Taiwan Dollar	Buy	5/18/16	5,580	8,489	(2,909)
	South Korean Won	Sell	5/18/16	5,211	3,392	(1,819)
UBS AG
	Australian Dollar	Buy	4/20/16	227,039	201,467	25,572
	British Pound	Buy	6/15/16	492,169	484,712	7,457
	Canadian Dollar	Buy	4/20/16	164,934	154,083	10,851
	Canadian Dollar	Sell	4/20/16	167,860	155,028	(12,832)
	Euro	Buy	6/15/16	4,323,930	4,133,797	190,133
	Japanese Yen	Sell	5/18/16	147,845	149,441	1,596
	New Taiwan Dollar	Buy	5/18/16	150,245	147,880	2,365
	New Taiwan Dollar	Sell	5/18/16	150,677	146,027	(4,650)
	New Zealand Dollar	Buy	4/20/16	146,824	143,378	3,446
WestPac Banking Corp.
	Australian Dollar	Buy	4/20/16	163,539	161,070	2,469
	Australian Dollar	Sell	4/20/16	163,539	148,574	(14,965)
	Canadian Dollar	Buy	4/20/16	302,840	300,192	2,648
	Canadian Dollar	Sell	4/20/16	338,953	316,641	(22,312)

Total						$(61,790)

FUTURES CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	34	$1,133,963	Jun-16	$(23,503)
MSCI EAFE Index Mini (Short)	19	1,544,225	Jun-16	2,717
Russell 2000 Index Mini (Short)	17	1,886,320	Jun-16	(70,283)
S&P 500 Index (Long)	1	512,875	Jun-16	2,946
S&P 500 Index E-Mini (Long)	59	6,051,925	Jun-16	211,864
S&P 500 Index E-Mini (Short)	12	1,230,900	Jun-16	(43,224)
S&P Mid Cap 400 Index E-Mini (Long)	12	1,729,440	Jun-16	72,340
U.S. Treasury Bond 30 yr (Long)	6	986,625	Jun-16	(13,512)
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,415,438	Jun-16	(42,684)
U.S. Treasury Note 2 yr (Long)	36	7,875,000	Jun-16	241
U.S. Treasury Note 2 yr (Short)	26	5,687,500	Jun-16	1,167
U.S. Treasury Note 5 yr (Long)	63	7,633,336	Jun-16	11,007
U.S. Treasury Note 10 yr (Long)	17	2,216,641	Jun-16	(11,674)
U.S. Treasury Note 10 yr (Short)	62	8,084,219	Jun-16	55,517

Total				$152,919

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/16 (premiums $38,821) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$218,000	$22,750

Total			$22,750

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$378,200	(E)	$1,458	6/15/18	3 month USD-LIBOR-BBA	0.90%	$231
	2,736,900	(E)	(6,250)	6/15/18	3 month USD-LIBOR-BBA	1.20%	10,103
	7,350,700	(E)	15,222	6/15/18	1.20%	3 month USD-LIBOR-BBA	(28,701)
	1,007,900	(E)	(7,127)	6/15/26	3 month USD-LIBOR-BBA	1.90%	13,371
	2,146,400	(E)	14,960	6/15/26	1.90%	3 month USD-LIBOR-BBA	(28,691)
	259,900	(E)	2,479	6/15/21	3 month USD-LIBOR-BBA	1.25%	2,714
	232,500	(E)	(3,746)	6/15/26	1.65%	3 month USD-LIBOR-BBA	(2,984)
	2,206,200	(E)	(703)	6/15/21	3 month USD-LIBOR-BBA	1.45%	22,875
	2,181,200	(E)	596	6/15/21	1.45%	3 month USD-LIBOR-BBA	(22,714)
	71,100	(E)	476	6/15/46	2.25%	3 month USD-LIBOR-BBA	(1,098)

	Total		$17,365	$(34,894)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$13,212	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(117)
	149,957	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,307)
	60,458	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	326
	121,472	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,059)
	50,395	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	460
	20,989	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(208)
	50,840	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(142)
	92,154	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	146
	244,860	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	656
	38,457	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(133)
Citibank, N.A.
	8,893	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24
baskets	51	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	78,189
units	1,138	—	11/23/16	3 month USD-LIBOR-BBA plus 0.02%	Russell 1000 Total Return Index	(502,992)
Credit Suisse International
	$241,770	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	1,114
	188,592	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,644)
	60,242	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(823)
	214,458	(1,240)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	746
Goldman Sachs International
	32,617	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(290)
	32,617	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(290)
	8,513	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(74)
	154,542	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,395)
	302,206	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,634)

Total		$(1,240)	$(431,447)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$273	$4,000	5/11/63	300 bp	$29
	CMBX NA BBB- Index	BBB-/P	482	8,000	5/11/63	300 bp	(7)
	CMBX NA BBB- Index	BBB-/P	926	15,000	5/11/63	300 bp	9
	CMBX NA BBB- Index	BBB-/P	912	16,000	5/11/63	300 bp	(66)
	Credit Suisse International
	CMBX NA BB Index	—	(1,818)	103,000	5/11/63	(500 bp)	9,587
	CMBX NA BBB- Index	BBB-/P	1,288	89,000	5/11/63	300 bp	(4,151)
	CMBX NA BBB- Index	BBB-/P	2,193	167,000	5/11/63	300 bp	(8,011)
	CMBX NA BBB- Index	BBB-/P	652	19,000	1/17/47	300 bp	(1,059)
	CMBX NA BBB- Index	BBB-/P	11,505	154,000	1/17/47	300 bp	(2,358)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(14)	2,000	5/11/63	300 bp	(136)
	CMBX NA BB Index	—	(95)	9,000	5/11/63	(500 bp)	901
	CMBX NA BB Index	—	(58)	6,000	5/11/63	(500 bp)	607
	CMBX NA BB Index	—	(43)	5,000	5/11/63	(500 bp)	511
	CMBX NA BB Index	—	90	4,000	5/11/63	(500 bp)	533
	CMBX NA BB Index	—	50	3,000	5/11/63	(500 bp)	383
	CMBX NA BB Index	—	31	3,000	5/11/63	(500 bp)	363
	CMBX NA BB Index	—	4	3,000	5/11/63	(500 bp)	336
	CMBX NA BB Index	—	(4)	2,000	1/17/47	(500 bp)	307
	CMBX NA BBB- Index	BBB-/P	(10)	1,000	5/11/63	300 bp	(71)
	CMBX NA BBB- Index	BBB-/P	(3)	1,000	5/11/63	300 bp	(64)
	CMBX NA BBB- Index	BBB-/P	(4)	1,000	5/11/63	300 bp	(65)
	CMBX NA BBB- Index	BBB-/P	(50)	3,000	5/11/63	300 bp	(233)
	CMBX NA BBB- Index	BBB-/P	(55)	5,000	5/11/63	300 bp	(360)
	CMBX NA BBB- Index	BBB-/P	(60)	6,000	5/11/63	300 bp	(427)
	CMBX NA BBB- Index	BBB-/P	240	8,000	1/17/47	300 bp	(481)
	CMBX NA BBB- Index	BBB-/P	374	9,000	1/17/47	300 bp	(436)
	CMBX NA BBB- Index	BBB-/P	388	9,000	1/17/47	300 bp	(422)
	CMBX NA BBB- Index	BBB-/P	362	9,000	1/17/47	300 bp	(448)
	CMBX NA BBB- Index	BBB-/P	362	9,000	1/17/47	300 bp	(448)
	CMBX NA BBB- Index	BBB-/P	394	13,000	1/17/47	300 bp	(776)
	CMBX NA BBB- Index	BBB-/P	2,497	18,000	1/17/47	300 bp	876
	CMBX NA BBB- Index	BBB-/P	2,921	22,000	1/17/47	300 bp	941
	CMBX NA BBB- Index	BBB-/P	7,362	37,000	1/17/47	300 bp	4,032
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(91)	17,000	5/11/63	(300 bp)	948
	CMBX NA BBB- Index	—	(408)	17,000	5/11/63	(300 bp)	631
	CMBX NA BBB- Index	—	(206)	8,000	5/11/63	(300 bp)	283
	CMBX NA BBB- Index	BBB-/P	443	8,000	1/17/47	300 bp	(278)
	CMBX NA BBB- Index	BBB-/P	314	12,000	1/17/47	300 bp	(766)
	CMBX NA BBB- Index	BBB-/P	633	12,000	1/17/47	300 bp	(447)
	CMBX NA BBB- Index	BBB-/P	2,909	22,000	1/17/47	300 bp	928
	CMBX NA BBB- Index	BBB-/P	3,265	27,000	1/17/47	300 bp	833

	Total		$37,951	$1,528

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2016. Securities rated by Putnam are indicated by "/P."

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$(6,229)	$969,000	12/20/20	500 bp	$23,185
	NA HY Series 25 Index	B+/P	(7,944)	2,307,000	12/20/20	500 bp	(77,972)
	NA IG Series 25 Index	BBB+/P	(5,359)	2,050,000	12/20/20	100 bp	5,592

	Total		$(19,532)	$(49,195)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2016. Securities rated by Putnam are indicated by "/P."

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $148,799,265.
(b)	The aggregate identified cost on a tax basis is $162,438,859, resulting in gross unrealized appreciation and depreciation of $12,255,056 and $6,327,481, respectively, or net unrealized appreciation of $5,927,575.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $10,990, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$28,136,598	$4,002,611	$4,367,215	$32,149	$27,771,994
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $2,161,595, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,099,783. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $40,854,337 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $111,886 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $843,201 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $620,851 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,545,926	$637,199	$—
Capital goods	5,144,886	480,822	—
Communication services	2,899,779	641,460	—
Conglomerates	34,368	151,422	—
Consumer cyclicals	12,214,040	1,300,471	—
Consumer staples	6,622,410	1,239,791	10,990
Energy	4,043,975	734,861	50
Financials	13,322,069	2,016,181	—
Health care	10,005,508	1,017,771	—
Technology	14,073,669	221,099	—
Transportation	2,159,897	264,127	—
Utilities and power	2,139,676	480,596	—
Total common stocks	75,206,203	9,185,800	11,040
Asset-backed securities	—	—	3,117,000
Convertible bonds and notes	—	28,710	—
Convertible preferred stocks	—	33,261	—
Corporate bonds and notes	—	26,607,009	1
Foreign government and agency bonds and notes	—	769,470	—
Investment companies	44,742	—	—
Mortgage-backed securities	—	3,667,609	65,624
Preferred stocks	108,484	—	—
Senior loans	—	272,580	—
U.S. government and agency mortgage obligations	—	17,704,734	—
Warrants	—	24,767	—
Short-term investments	27,771,994	3,747,406	—

Totals by level	$103,131,423	$62,041,346	$3,193,665

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(61,790)	$—
Futures contracts	152,919	—	—
Written swap options outstanding	—	(22,750)	—
Interest rate swap contracts	—	(52,259)	—
Total return swap contracts	—	(430,207)	—
Credit default contracts	—	(66,086)	—

Totals by level	$152,919	$(633,092)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of 12/31/15	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of March 31, 2016

Common stocks*:
Consumer staples	$13,387	$—	$—	$(2,397)	$—	$—	$—	$—	$10,990
Energy	50	—	—	—	—	—	—	—	50
Financials	27,569	—	—	(946)	—	—	—	(26,623)	—
Total common stocks	$41,006	$—	$—	$(3,343)	$—	$—	$—	$(26,623)	$11,040
Asset-backed securities	$2,958,000	—	—	—	159,000	—	—	—	$3,117,000
Corporate bonds and notes	$1	—	—	—	—	—	—	—	$1
Mortgage-backed securities	$75,116	(1,570)	598	(7,309)	—	(1,211)	—	—	$65,624

Totals	$3,074,123	$(1,570)	$598	$(10,652)	$159,000	$(1,211)	$—	$(26,623)	$3,193,665

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(1,232) related to Level 3 securities still held at period end.
Level 3 securities which are fair valued by Putnam Management, are not material to the fund.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$58,303	$124,389
Foreign exchange contracts	600,596	662,386
Equity contracts	392,823	640,002
Interest rate contracts	134,070	214,421

Total	$1,185,792	$1,641,198

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written swap option contracts (contract amount)		$220,000
Futures contracts (number of contracts)		400
Forward currency contracts (contract amount)		$44,000,000
Centrally cleared interest rate swap contracts (notional)		$19,100,000
OTC total return swap contracts (notional)		$16,600,000
OTC credit default contracts (notional)		$890,000
Centrally cleared credit default contracts (notional)		$4,900,000
Warrants (number of warrants)		6,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$677	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$677
	OTC Total return swap contracts*#	—	1,588	—	78,213	3,100	—	—	—	—	—	—	—	—	—	—	82,901
	OTC Credit default contracts*#	—	—	—	—	11,405	—	3,966	—	—	2,567	—	—	—	—	—	17,938
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	47,266	—	—	—	—	47,266
	Forward currency contracts#	14,548	77,303	—	48,502	53,418	10,168	55,535	13,461	47,576	—	—	23,860	9,688	241,420	5,117	600,596

	Total Assets	$14,548	$78,891	$677	$126,715	$67,923	$10,168	$59,501	$13,461	$47,576	$2,567	$47,266	$23,860	$9,688	$241,420	$5,117	$749,378

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	7,183	—	—	—	—	—	—	—	—	—	—	—	—	7,183
	OTC Total return swap contracts*#	—	2,966	—	502,992	2,467	—	4,683	—	—	—	—	—	—	—	—	513,108
	OTC Credit default contracts*#	2,628	—	—	—	31,217	—	13,222	—	—	7,294	—	—	—	—	—	54,361
	Centrally cleared credit default contracts§	—	—	2,292	—	—	—	—	—	—	—	—	—	—	—	—	2,292
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	41,247	—	—	—	—	41,247
	Forward currency contracts#	165,493	23,055	—	135,494	19,016	11,397	63,915	35,111	78,965	—	—	40,627	34,554	17,482	37,277	662,386
	Written swap options#	—	—	—	—	—	—	—	—	22,750	—	—	—	—	—	—	22,750

	Total Liabilities	$168,121	$26,021	$9,475	$638,486	$52,700	$11,397	$81,820	$35,111	$101,715	$7,294	$41,247	$40,627	$34,554	$17,482	$37,277	$1,303,327

	Total Financial and Derivative Net Assets	$(153,573)	$52,870	$(8,798)	$(511,771)	$15,223	$(1,229)	$(22,319)	$(21,650)	$(54,139)	$(4,727)	$6,019	$(16,767)	$(24,866)	$223,938	$(32,160)	$(553,949)
	Total collateral received (pledged)##†	$(110,983)	$—	$—	$(509,868)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$111,886	$—
	Net amount	$(42,590)	$52,870	$(8,798)	$(1,903)	$15,223	$(1,229)	$(22,319)	$(21,650)	$(54,139)	$(4,727)	$6,019	$(16,767)	$(24,866)	$112,052	$(32,160)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016